UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

David M. Dimitri, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1.     SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.1%)
Government Obligations (32.8%)
Other Government Obligations (1.9%)
Provincial or Local Government Obligations (1.9%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,387,623
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	2,000,000	2,462,080
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,258,445
4.926%, 10/01/51	2,055,000	2,400,405
		7,508,553
U.S. Government Agencies and Obligations (30.9%)
Export-Import Bank of the United States (0.1%)
Tagua Leasing LLC, 1.732%, 09/18/24	569,048	552,676

Federal Home Loan Mortgage Corporation (FHLMC) (5.4%)
2.500%, 03/01/28	491,039	484,450
3.000%, 08/01/42	515,853	507,093
3.000%, 04/01/43	926,160	910,431
3.000%, 07/01/45	776,609	759,751
3.500%, 10/01/25	200,316	204,677
3.500%, 08/01/42	536,037	540,102
3.500%, 05/25/45	897,701	885,083
3.500%, 03/01/46	1,438,536	1,444,427
4.000%, 02/01/20	178,406	183,520
4.000%, 09/01/40	544,712	563,872
4.000%, 10/01/40	371,532	385,187
4.000%, 11/01/40	1,832,249	1,899,657
4.000%, 02/01/41	408,451	422,869
4.000%, 08/01/41	549,788	569,217
4.000%, 07/01/42	443,313	458,933
4.500%, 01/01/41	505,941	535,242
4.500%, 02/01/41	431,124	456,150
4.500%, 03/01/41	525,457	556,013
4.500%, 04/01/41	664,653	703,846
5.000%, 04/01/35	136,503	145,829
5.000%, 08/01/35	36,658	39,544
5.000%, 11/01/35	98,432	105,878
5.000%, 11/01/39	349,978	380,609
5.000%, 03/01/40	1,987,159	2,160,334
5.000%, 04/01/40	323,912	349,671
5.000%, 08/01/40	185,124	199,648
5.500%, 06/01/20	19,403	19,702
5.500%, 10/01/20	54,866	56,301
5.500%, 11/01/23	86,526	93,811
5.500%, 05/01/34	653,940	734,608

See accompanying notes to investments in securities.

5.500%, 10/01/34	$242,310	$269,052
5.500%, 07/01/35	322,919	356,455
5.500%, 10/01/35	314,117	348,626
5.500%, 12/01/38	180,299	198,952
6.000%, 11/01/33	268,182	304,454
6.500%, 09/01/32	53,467	61,245
6.500%, 06/01/36	252,162	287,281
6.672%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,500,000	1,753,217
7.000%, 12/01/37	59,436	65,705
		20,401,442
Federal National Mortgage Association (FNMA) (11.8%)
2.500%, 11/01/27	407,315	399,472
2.500%, 07/01/28	540,920	533,983
3.000%, 06/01/22	185,570	187,001
3.000%, 11/01/27	87,980	88,398
3.000%, 04/17/33 (c)	4,380,000	4,374,297
3.000%, 03/01/42	505,125	497,223
3.000%, 04/01/43	597,819	588,599
3.000%, 05/01/43	1,209,241	1,190,577
3.000%, 06/01/43	302,727	298,065
3.000%, 09/01/43	738,808	727,425
3.000%, 04/12/48 (c)	2,000,000	1,950,625
3.500%, 11/01/25	266,619	272,154
3.500%, 01/01/26	272,361	278,020
3.500%, 11/01/40	438,934	443,017
3.500%, 01/01/41	379,125	382,692
3.500%, 02/01/41	278,853	281,475
3.500%, 04/01/41	446,022	450,216
3.500%, 11/01/41	2,345,604	2,367,673
3.500%, 01/01/42	2,181,278	2,201,839
3.500%, 04/01/42	2,312,938	2,334,742
3.500%, 08/01/42	1,643,629	1,658,785
3.500%, 01/01/43	380,138	383,719
3.500%, 03/01/43	1,345,862	1,358,529
3.500%, 05/01/43	1,226,200	1,236,980
3.500%, 05/01/45	1,323,305	1,328,941
3.500%, 10/01/45	704,087	706,795
4.000%, 04/01/41	1,335,059	1,381,572
4.000%, 08/01/41	417,914	431,984
4.000%, 09/01/41	646,953	669,462
4.000%, 04/01/44	2,649,344	2,726,136
4.000%, 08/01/44	312,624	322,453
4.000%, 04/12/48 (c)	1,100,000	1,128,815
4.500%, 05/01/35	139,892	147,256
4.500%, 07/01/35	414,327	435,824
4.500%, 06/01/39	219,242	231,168
4.500%, 04/01/41	1,698,504	1,804,298

See accompanying notes to investments in securities.

4.500%, 07/01/41	$1,512,173	$1,598,782
5.000%, 05/01/18	253	257
5.000%, 06/01/18	1,033	1,050
5.000%, 07/01/18	3,099	3,148
5.000%, 07/01/23	80,562	86,125
5.000%, 11/01/33	53,290	57,534
5.000%, 05/01/34	16,017	17,295
5.000%, 12/01/34	230,863	249,260
5.000%, 04/01/35	56,513	61,010
5.000%, 08/01/35	76,287	82,319
5.000%, 04/01/38	197,061	214,744
5.000%, 12/01/39	296,542	323,547
5.000%, 04/01/41	317,299	344,265
5.500%, 04/01/33	418,302	462,699
5.500%, 12/01/33	93,856	103,723
5.500%, 01/01/34	134,680	147,955
5.500%, 02/01/34	152,258	168,168
5.500%, 03/01/34	272,533	304,030
5.500%, 04/01/34	122,230	134,214
5.500%, 09/01/34	48,860	53,608
5.500%, 02/01/35	173,287	191,095
5.500%, 04/01/35	298,394	327,565
5.500%, 06/01/35	39,071	42,494
5.500%, 08/01/35	130,121	142,926
5.500%, 10/01/35	392,395	439,063
5.500%, 11/01/35	88,974	97,714
5.500%, 12/01/35	71,066	78,065
5.500%, 12/01/39	113,860	125,322
6.000%, 08/01/23	59,798	61,963
6.000%, 10/01/32	264,628	300,345
6.000%, 11/01/32	210,183	238,839
6.000%, 03/01/33	284,630	323,709
6.000%, 04/01/33	14,195	15,789
6.000%, 12/01/33	92,434	104,093
6.000%, 01/01/36	54,623	61,572
6.000%, 08/01/37	41,051	46,076
6.000%, 09/01/37	84,892	96,411
6.000%, 10/01/38	200,489	229,640
6.000%, 12/01/38	106,578	118,800
6.000%, 06/01/40	45,462	50,965
6.500%, 12/01/31	79,800	89,539
6.500%, 02/01/32	28,198	31,880
6.500%, 04/01/32	118,046	132,628
6.500%, 05/01/32	31,605	35,270
6.500%, 07/01/32	94,501	106,630
6.500%, 08/01/32	135,399	151,102
6.500%, 09/01/32	96,734	108,410
6.500%, 10/01/32	141,600	158,632

See accompanying notes to investments in securities.

6.500%, 11/01/37	$72,215	$80,590
7.000%, 07/01/31	74,878	85,384
7.000%, 09/01/31	140,368	158,838
7.000%, 11/01/31	203,471	229,108
7.000%, 02/01/32	38,510	43,122
7.000%, 03/01/32	22,047	24,967
7.000%, 07/01/32	67,224	75,454
7.500%, 04/01/31	91,213	100,891
7.500%, 05/01/31	22,207	24,408
		44,943,242
Government National Mortgage Association (GNMA) (2.2%)
0.011%, 06/17/45 (b) (d)	383,724	129
3.000%, 03/15/45	1,101,101	1,085,132
3.000%, 03/20/45	935,737	924,159
3.000%, 04/15/45	1,609,075	1,585,739
3.250%, 11/20/35	374,019	376,546
3.500%, 10/20/43	687,501	698,042
3.500%, 02/20/45	450,308	455,409
3.500%, 03/20/45	496,226	501,848
3.500%, 04/20/46	1,016,685	1,027,345
3.750%, 03/20/46	690,803	704,464
5.000%, 12/15/39	29,722	32,096
5.000%, 01/15/40	471,456	500,137
5.500%, 07/15/38	216,844	241,503
5.500%, 10/15/38	255,549	285,267
8.500%, 10/15/22	10,425	10,456
		8,428,272
U.S. Treasury (11.4%)
U.S. Treasury Bond
2.750%, 11/15/47	14,625,000	13,981,157
5.375%, 02/15/31 (e)	5,115,000	6,549,398
U.S. Treasury Note
1.500%, 06/15/20	375,000	368,394
1.500%, 07/15/20	1,250,000	1,226,709
2.500%, 01/31/25	430,000	425,162
2.625%, 02/28/23	15,820,000	15,868,202
2.750%, 02/28/25	3,415,000	3,429,274
2.750%, 02/15/28	1,375,000	1,375,698
		43,223,994
Total government obligations (cost: $122,621,163)		125,058,179

Asset-Backed Securities (9.2%)
AXIS Equipment Finance Receivables IV LLC, 3.240%, 12/20/23 (f) (h)	2,150,000	2,146,663
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	743,000	728,073
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,286,253
CarMax Auto Owner Trust 2018-1, 2.950%, 11/15/23	1,600,000	1,579,659

See accompanying notes to investments in securities.

Commonbond Student Loan Trust, 2.550%, 05/25/41 (f)	$752,415	$737,472
Commonbond Student Loan Trust 2018-A-GS, 2.102%, 02/25/44 (1-Month LIBOR + 0.500%) (b) (f)	1,700,000	1,699,995
Conseco Finance Corp., 6.400%, 10/15/18	871	871
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,431,947	1,474,941
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,383,722	1,380,846
Earnest Student Loan Program LLC
2.720%, 01/25/41 (f)	720,340	708,431
3.020%, 05/25/34 (f)	982,361	975,529
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	212,139	212,450
Ford Credit Auto Owner Trust 2018-REV1, 3.190%, 07/15/31 (f)	2,160,000	2,152,342
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,180,262
GM Financial Consumer Automobile Receivables Trust 2018-1, 2.770%, 07/17/23	650,000	642,608
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (j)	2,419,666	2,504,060
Invitation Homes 2015-SFR3 Trust, 3.080%, 08/17/32 (1-Month LIBOR + 1.300%) (b) (f)	942,492	943,146
Invitation Homes 2018-SFR1 Trust, 3.030%, 03/17/37 (1-Month LIBOR + 1.250%) (b) (f)	3,000,000	3,018,592
PFS Financing Corp., 2.177%, 02/15/22 (1-Month LIBOR + 0.400%) (b) (f) (h)	2,500,000	2,499,937
Progress Residential Trust, 3.565%, 08/17/34 (f)	1,050,000	1,035,731
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (f)	1,500,000	1,475,454
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (f)	1,200,000	1,183,667
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	233,229	233,125
Towd Point Mortgage Trust, 3.750%, 04/25/55 (b) (f)	805,000	813,077
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	1,000,000	995,846
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (f)	3,000,000	2,983,847
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	444,947
Total asset-backed securities (cost: $35,109,753)		35,037,824

Other Mortgage-Backed Securities (10.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (3.0%)
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (j)	298,779	300,594
CSMC Trust, 3.500%, 06/25/47 (b) (f)	2,025,000	1,972,822
GS Mortgage-Backed Securities Trust, 3.124%, 07/25/44 (b) (f)	2,473,752	2,382,078
JPMorgan Mortgage Trust, 3.591%, 11/25/33 (b)	204,407	199,985
Mellon Residential Funding Corp., 6.750%, 06/25/28	6,527	6,590
PSMC Trust, 3.500%, 02/25/48 (b) (f) (i)	3,750,000	3,746,924
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b) (f)	2,030,000	1,997,012
4.000%, 08/25/56 (b) (f)	1,000,000	989,928
		11,595,933
Commercial Mortgage-Backed Securities (7.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	133,390	133,539
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (f)	1,350,000	1,412,253
BB-UBS Trust, 4.026%, 11/05/36 (b) (f)	500,000	489,510
Citigroup Commercial Mortgage Trust 2018-TBR, 2.607%, 12/15/36 (1-Month LIBOR + 0.830%) (b) (f) (h)	4,000,000	4,002,608
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (h)	33,298	27,592
6.057%, 06/11/39 (f) (h)	28,292	9,815
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,012,804

See accompanying notes to investments in securities.

Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	$860,000	$851,095
3.451%, 08/05/34 (f)	550,000	546,133
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,000,000	2,016,255
UBS Commercial Mortgage Trust
3.724%, 06/15/50	4,000,000	3,990,264
3.580%, 12/15/50	3,000,000	2,994,176
4.061%, 12/15/50 (b)	1,505,000	1,529,083
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,515,750
Wells Fargo Commercial Mortgage Trust
3.637%, 06/15/48	1,280,000	1,290,923
3.184%, 04/15/50	1,544,000	1,514,221
2.814%, 08/15/49	2,165,000	2,036,915
Wells Fargo Commercial Mortgage Trust 2017-SMP, 2.530%, 12/15/34 (b) (f) (h)	1,500,000	1,500,938
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	345,000	350,879
		27,224,753
Total Other Mortgage-Backed Securities (cost: $39,571,961)		38,820,686

Corporate Obligations (46.9%)
Communications (0.8%)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	1,950,000	1,934,147

Telephone — Integrated (0.3%)
AT&T, Inc., 5.150%, 02/14/50	1,100,000	1,111,188

Consumer Cyclical (0.8%)
Airlines (0.3%)
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,207,012	1,243,222

Auto/Truck Parts & Equipment — Original (0.5%)
General Motors Financial Co., Inc., 2.400%, 05/09/19	1,675,000	1,666,559

Consumer, Non-cyclical (2.5%)
Consumer Products — Miscellaneous (0.2%)
Newell Brands, Inc., 5.000%, 11/15/23	860,000	882,700

Drugstore Chains (1.2%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	1,179,565	1,219,198
5.880%, 01/10/28	398,051	424,553
6.036%, 12/10/28	2,176,661	2,350,440
6.943%, 01/10/30	586,445	663,098
		4,657,289
Health Care Products (0.8%)
Becton Dickinson and Co., 2.944%, 12/29/20 (3-Month LIBOR + 0.875%) (b)	3,100,000	3,103,282

Pharmaceuticals (0.3%)
CVS Health Corp., 4.780%, 03/25/38	875,000	886,839

See accompanying notes to investments in securities.

Energy (5.6%)
Oil, Gas & Consumable Fuels (0.7%)
Marathon Petroleum Corp., 5.850%, 12/15/45	$2,270,000	$2,499,346

Pipelines (4.9%)
Buckeye Partners L.P., 6.375%, 01/22/78 (b)	2,000,000	1,979,489
Cheniere Energy Partners L.P., 5.250%, 10/01/25 (f)	2,000,000	1,972,500
Enterprise Products Operating LLC, 4.784%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	2,171,825
NuStar Logistics L.P., 8.400%, 04/15/18	2,986,000	2,989,733
Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	3,000,000	3,229,139
Sunoco Logistics Partners Operations L.P.
5.400%, 10/01/47	850,000	809,767
6.850%, 02/15/40	2,150,000	2,320,052
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,348,662
Western Gas Partners L.P., 5.300%, 03/01/48	925,000	916,111
		18,737,278
Financial (16.7%)
Banks (8.6%)
Bank of America Corp., 2.557%, 02/05/26 (3-Month USD LIBOR + 0.770%) (b)	2,000,000	1,959,400
Barclays PLC, 3.333%, 01/10/23 (3-Month USD LIBOR + 1.625%) (b) (g)	3,300,000	3,380,949
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,526,829
Citizens Bank NA/Providence, 3.252%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,151,386
Compass Bank, 3.875%, 04/10/25	2,500,000	2,446,021
Discover Bank
3.450%, 07/27/26	1,900,000	1,794,935
8.700%, 11/18/19	322,000	348,647
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (g)	1,875,000	1,850,620
Huntington Bancshares, Inc., 5.700%, 04/15/23 (b)	2,150,000	2,160,750
JPMorgan Chase & Co., 5.000%, 07/01/19 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,715,130
Morgan Stanley
3.011%, 05/08/24 (3-Month USD LIBOR + 1.220%) (b)	3,600,000	3,657,744
3.125%, 07/27/26	800,000	757,067
5.450%, 07/15/19 (3-Month USD LIBOR + 3.610%) (b)	1,870,000	1,903,697
5.500%, 07/28/21	740,000	790,362
Suntrust Banks, Inc., 5.050%, 06/15/22 (3-Month USD LIBOR + 3.102%) (b)	1,160,000	1,152,750
Synovus Financial Corp., 3.125%, 11/01/22	2,480,000	2,403,393
US Bancorp, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	818,000
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,030,101
		32,847,781
Diversified Financial Services (1.8%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,081,863
Brookfield Finance, Inc., 4.700%, 09/20/47 (g)	1,205,000	1,168,870
Credit Suisse Group AG, 3.869%, 01/12/29 (b) (f) (g)	1,325,000	1,284,340
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,200,000
		6,735,073

See accompanying notes to investments in securities.

Insurance (4.8%)
Great-West Life & Annuity Insurance Capital L.P. II, 4.388%, 05/16/46 (3-Month USD LIBOR + 2.538%) (b) (f)	$3,150,000	$3,150,000
Liberty Mutual Group, Inc., 5.030%, 03/07/67 (3-Month USD LIBOR + 2.905%) (b) (f)	3,250,000	3,197,187
Nuveen Finance LLC, 4.125%, 11/01/24 (f)	1,150,000	1,170,861
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,839,364
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,500,000	2,500,390
The Chubb Corp., 3.972%, 03/29/67 (3-Month USD LIBOR + 2.250%) (b)	4,000,000	3,998,800
Unum Group, 5.750%, 08/15/42	1,975,000	2,301,186
		18,157,788
Real Estate Investment Trust — Health Care (1.0%)
Physicians Realty L.P., 4.300%, 03/15/27	1,275,000	1,264,332
Ventas Realty L.P., 3.100%, 01/15/23	2,500,000	2,455,326
		3,719,658
Real Estate Investment Trust — Hotels (0.5%)
Hospitality Properties Trust
4.500%, 06/15/23	700,000	715,198
4.500%, 03/15/25	450,000	454,682
4.650%, 03/15/24	920,000	940,037
		2,109,917
Health Care (2.0%)
Health Care Providers & Services (1.3%)
Express Scripts Holding Co., 2.756%, 11/30/20 (3-Month USD LIBOR + 0.750%) (b)	2,000,000	2,002,402
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,533,782
Sinai Health System, 3.034%, 01/20/36	1,435,000	1,398,101
		4,934,285
Medical Products/Supplies (0.7%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,794,388

Industrials (0.8%)
Building Products (0.4%)
Vulcan Materials Co., 2.570%, 03/01/21 (3-Month USD LIBOR + 0.650%) (b)	1,500,000	1,500,440

Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,502,886

Information Technology (0.5%)
Electronic Equipment, Instruments & Components (0.5%)
Tech Data Corp., 3.700%, 02/15/22	1,835,000	1,821,967

Materials (0.1%)
Chemicals (0.1%)
The Mosaic Co., 4.050%, 11/15/27	465,000	453,521

See accompanying notes to investments in securities.

Technology (0.8%)
Computers (0.8%)
Dell International LLC/EMC Corp., 5.450%, 06/15/23 (f)	$1,790,000	$1,897,445
Dell International LLC/EMC Corp., 8.350%, 07/15/46 (f)	980,000	1,244,776
		3,142,221
Transportation (6.9%)
Airlines (5.8%)
Air Canada 2015-1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (g)	2,600,000	2,632,500
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (g)	2,175,000	2,144,652
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	509,366	561,489
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	1,762,944	1,808,251
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	1,439,732	1,475,726
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,642,131	1,613,394
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	470,754	487,230
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (f)	344,956	354,684
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,260,192	1,330,259
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	815,869	844,425
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	451,650	460,818
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,118,553	1,154,906
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	992,642	1,007,532
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	788,067	801,622
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	539,020	547,591
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,103,217	2,130,559
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,382,112	1,471,949
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25 (f) (g)	860,949	883,506
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (f) (g)	363,001	367,538
		22,078,631
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (3-Month USD LIBOR + 2.350%) (b)	3,785,000	4,220,275

Utilities (9.4%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,091,825

Electric Utilities (7.8%)
AES Corp., 4.000%, 03/15/21	1,750,000	1,756,562
Avangrid, Inc., 3.150%, 12/01/24	1,925,000	1,868,808
Cleco Corporate Holdings LLC
3.743%, 05/01/26	1,125,000	1,070,827
4.973%, 05/01/46	1,000,000	1,027,836
Dominion Energy, Inc., 5.750%, 10/01/54 (3-Month USD LIBOR + 3.057%) (b)	1,800,000	1,901,700
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,233,447
Entergy Mississippi, Inc., 3.250%, 12/01/27	1,100,000	1,066,878
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,843,185
Exelon Corp., 3.497%, 06/01/22	1,750,000	1,733,189
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	2,295,293

See accompanying notes to investments in securities.

IPALCO Enterprises, Inc.
3.450%, 07/15/20	$1,400,000	$1,400,140
3.700%, 09/01/24	1,175,000	1,150,421
Mississippi Power Co., 2.942%, 03/27/20 (3-Month USD LIBOR + 0.650%) (b)	700,000	700,243
Pennsylvania Electric Co., 3.250%, 03/15/28 (f)	1,225,000	1,152,946
PPL Capital Funding, Inc., 4.967%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	4,500,000	4,471,875
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,539,680
The Cleveland Electric Illuminating Co., 3.500%, 04/01/28 (f)	2,400,000	2,294,284
		29,507,314
Gas Utilities (1.1%)
Boston Gas Co., 3.150%, 08/01/27 (f)	800,000	766,593
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,630,000	2,634,112
4.400%, 05/30/47	775,000	785,326
		4,186,031
Total corporate obligations (cost: $177,387,146)		178,525,851
Total long-term debt securities (cost: $374,690,023)		377,442,540

	Shares	Value(a)
Short-Term Securities (2.3%)
Investment Companies (2.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580% (k)	8,791,072	8,791,072
Total short-term securities (cost: $8,791,072)		8,791,072
Total investments in securities (cost: $383,481,095) (l)		386,233,612
Liabilities in excess of cash and other assets (-1.4%)		(5,473,272)
Total net assets (100.0%)		$380,760,340

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $7,413,150.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2018, securities with an aggregate market value of $384,129 have been pledged to cover margin requirements for the following open futures contracts:

See accompanying notes to investments in securities.

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Ultra	June 2018	166	Short	(21,107,428)	$(21,556,656)	$(449,228)
5 Year U.S. Treasury Note	June 2018	19	Long	2,162,049	2,174,758	12,709
U.S. Long Bond	June 2018	249	Long	35,282,910	36,509,625	1,226,715
U.S. Ultra Bond	June 2018	100	Short	(15,334,839)	(16,046,875)	(712,036)
					$1,080,852	$78,160

(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)	Foreign security: The Fund held 3.7% of net assets in foreign securities at March 31, 2018.
(h)	Illiquid security. (See Note 3.)
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Step rate security.
(k)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2018.
(l)	At March 31, 2018 the cost of investments for federal income tax purposes was $383,717,569. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$6,784,068
Gross unrealized depreciation	(4,189,865)
Net unrealized appreciation	$2,594,203

See accompanying notes to investments in securities.

SFT Advantus Dynamic Managed Volatility Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (37.0%)
Government Obligations (0.7%)
U.S. Government Agencies and Obligations (0.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.2%)
3.000%, 09/01/43	$158,748	$156,052
3.500%, 10/01/44	261,444	262,895
3.500%, 11/01/44	258,371	259,655
3.500%, 12/01/44	270,865	272,132
		950,734
Federal National Mortgage Association (FNMA) (0.2%)
3.000%, 04/01/43	240,370	236,666
3.000%, 05/01/43	103,387	101,791
3.000%, 06/01/43	306,842	302,113
3.500%, 08/01/42	132,551	133,773
3.500%, 02/01/43	150,565	151,984
		926,327
U.S. Treasury (0.3%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	999,251
Total government obligations (cost: $2,887,941)		2,876,312

Asset-Backed Securities (0.3%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	1,014,447
Total asset-backed securities (cost: $999,584)		1,014,447

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
CSMC Mortgage Trust, 4.138%, 11/15/37 (d) (e)	1,000,000	1,022,114
Total other mortgage-backed securities (cost: $1,007,913)		1,022,114

Corporate Obligations (35.7%)
Basic Materials (0.0%)
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	122,000	121,351

Communications (1.9%)
Cable/Satellite TV (0.5%)
Comcast Corp.
4.200%, 08/15/34 (b)	500,000	504,918
4.650%, 07/15/42	250,000	261,633
6.400%, 05/15/38 (b)	1,000,000	1,272,202
		2,038,753
Internet & Catalog Retail (0.3%)
Amazon.com, Inc., 3.875%, 08/22/37 (d)	1,000,000	996,459

Media (0.6%)
CBS Corp.
3.500%, 01/15/25	750,000	728,591
4.000%, 01/15/26	250,000	246,644
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	1,021,984
Viacom, Inc., 5.625%, 09/15/19	250,000	259,639
		2,256,858
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	992,740

Telephone — Integrated (0.2%)
AT&T, Inc., 4.100%, 02/15/28 (d)	803,000	797,321

See accompanying notes to investments in securities.

Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	$250,000	$256,762

Consumer Cyclical (1.4%)
Auto/Truck Parts & Equipment-Original (0.4%)
Ford Motor Co., 5.291%, 12/08/46	1,500,000	1,466,844

Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	945,450

Home Furnishings (0.3%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,012,296

Retail (0.5%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	969,745
Target Corp., 3.500%, 07/01/24	750,000	761,579
		1,731,324
Consumer Staples (1.4%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	502,733

Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	752,611

Food Products (0.5%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	938,008
General Mills, Inc., 4.150%, 02/15/43	1,000,000	944,386
		1,882,394
Household Products (0.3%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	988,890

Personal Care (0.3%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,046,904

Consumer, Non-cyclical (1.6%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38 (i)	1,000,000	1,020,268

Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	265,239

Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	757,582
4.750%, 11/30/36	1,000,000	1,079,137
4.750%, 04/15/43	250,000	262,485
		2,099,204
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	178,794	202,164

Food (0.5%)
Flowers Foods, Inc., 3.500%, 10/01/26	1,000,000	960,107
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,098,222
		2,058,329
Pharmaceuticals (0.1%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	503,695

Energy (4.2%)
Oil & Gas (0.2%)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	956,250

Oil, Gas & Consumable Fuels (1.4%)
Apache Corp., 3.250%, 04/15/22	181,000	178,933
Chevron Corp., 3.191%, 06/24/23 (b)	250,000	250,508
EOG Resources, Inc., 2.625%, 03/15/23	250,000	240,841
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	745,583
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	999,486
Phillips 66, 4.650%, 11/15/34	1,000,000	1,049,447
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	763,944

See accompanying notes to investments in securities.

Valero Energy Corp., 3.650%, 03/15/25	$1,000,000	$995,258
		5,224,000
Pipelines (2.6%)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	500,000	508,325
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,009,292
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	250,318
Energy Transfer L.P., 4.900%, 03/15/35	1,000,000	943,363
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	279,616
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,037,168
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	769,319
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	965,024
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	243,808
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,578,715
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	250,249
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	994,338
Williams Partners L.P.
3.750%, 06/15/27	500,000	478,018
4.300%, 03/04/24	500,000	506,831
		9,814,384
Financial (10.9%)
Banks (4.0%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	760,942
Astoria Financial Corp., 3.500%, 06/08/20	1,000,000	995,845
Bank of America Corp.
3.950%, 04/21/25	1,000,000	991,183
4.183%, 11/25/27	1,000,000	991,345
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	1,020,977
5.700%, 01/24/22	250,000	273,007
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	249,655
Barclays Bank PLC, 2.650%, 01/11/21 (f)	1,000,000	985,692
Capital One Financial Corp., 4.750%, 07/15/21	250,000	260,702
Citigroup, Inc., 3.300%, 04/27/25	750,000	728,039
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	600,000	594,218
Discover Bank
3.100%, 06/04/20	1,000,000	996,330
4.250%, 03/13/26	500,000	501,894
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	258,853
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	964,222
4.500%, 01/24/22	250,000	260,099
KeyBank NA, 3.180%, 10/15/27	1,000,000	995,200
PNC Bank NA
2.450%, 07/28/22	1,000,000	968,489
3.800%, 07/25/23	250,000	253,185
SunTrust Bank, 2.750%, 05/01/23	250,000	242,495
Synchrony Bank, 3.000%, 06/15/22	1,000,000	966,791
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	987,415
		15,246,578
Capital Markets (0.5%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	973,457
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	977,764
		1,951,221
Diversified Financial Services (1.2%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	969,033
CME Group, Inc., 3.000%, 03/15/25	1,000,000	973,112
Discover Financial Services, 3.750%, 03/04/25	1,000,000	970,627
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	992,685
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	693,704
		4,599,161
Insurance (2.3%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	987,901
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	533,002
First American Financial Corp., 4.600%, 11/15/24	750,000	759,954
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	765,458
Manulife Financial Corp., 4.150%, 03/04/26 (f)	750,000	760,946
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,027,025
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	256,127

See accompanying notes to investments in securities.

Old Republic International Corp., 4.875%, 10/01/24	$750,000	$790,839
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (c) (d) (e)	1,000,000	954,250
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	784,074
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,000,393
		8,619,969
Property / Casualty Insurance (0.3%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,006,235

Real Estate Investment Trust — Diversified (0.3%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	938,297

Real Estate Investment Trust — Health Care (0.8%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	985,737
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	966,265
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	991,634
		2,943,636
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	506,796

Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	753,280

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	254,548

Real Estate Investment Trust — Single Tenant (0.3%)
Select Income REIT, 4.500%, 02/01/25	750,000	741,236
Tanger Properties L.P., 3.875%, 12/01/23	500,000	496,883
		1,238,119
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	516,063

Specialized REITs (0.7%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	935,690
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	979,683
Goodman US Finance Four LLC, 4.500%, 10/15/37 (c) (d)	500,000	498,205
HCP, Inc., 4.250%, 11/15/23	250,000	255,925
		2,669,503
Health Care (2.8%)
Biotechnology (0.3%)
Amgen, Inc., 5.700%, 02/01/19	250,000	256,058
Celgene Corp., 3.875%, 08/15/25	1,000,000	990,715
		1,246,773
Health Care Providers & Services (0.9%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	897,170
Anthem, Inc., 4.375%, 12/01/47	1,000,000	981,630
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	255,168
UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	244,407
3.750%, 07/15/25 (b)	1,000,000	1,012,914
		3,391,289
Pharmaceuticals (1.6%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	985,524
Allergan Funding SCS, 3.800%, 03/15/25 (f)	670,000	658,197
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	503,186
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	990,736
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,022,013
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,213,184
Mylan, Inc., 4.200%, 11/29/23	500,000	505,828
		5,878,668
Industrials (4.0%)
Aerospace & Defense (0.6%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,005,871
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	501,755
United Technologies Corp., 4.050%, 05/04/47	1,000,000	949,932
		2,457,558

See accompanying notes to investments in securities.

Air Freight & Logistics (0.3%)
FedEx Corp., 4.400%, 01/15/47	$1,000,000	$987,412

Building Products (0.3%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	995,969

Electrical Equipment (0.5%)
Flex. Ltd., 4.750%, 06/15/25 (f)	1,000,000	1,044,255
Trimble, Inc., 4.750%, 12/01/24	750,000	781,172
		1,825,427
Electronic Parts Distributions (0.4%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,498,370

Environmental Control (0.3%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	998,186

Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	973,952

Machinery (0.2%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	769,908

Miscellaneous Manufacturing (0.6%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	970,402
Textron, Inc.
3.875%, 03/01/25	750,000	752,680
4.300%, 03/01/24	500,000	517,054
		2,240,136
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	245,297

Tools-Hand Held (0.2%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	798,379

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	357,836

Trucking & Leasing (0.2%)
GATX Corp., 3.250%, 03/30/25	1,000,000	950,332

Information Technology (1.8%)
Communications Equipment (0.4%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	511,561
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,038,359
		1,549,920
Computers (0.3%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,055,202

Internet Software & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	739,816

IT Services (0.4%)
The Western Union Co., 3.350%, 05/22/19	500,000	500,561
Total System Services, Inc., 4.800%, 04/01/26	750,000	785,724
		1,286,285
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,009,327
Oracle Corp., 3.800%, 11/15/37	1,000,000	988,852
		1,998,179
Materials (1.0%)
Chemicals (0.8%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (f)	1,000,000	949,702
The Dow Chemical Co., 3.500%, 10/01/24	750,000	743,190
The Mosaic Co., 5.450%, 11/15/33	200,000	211,772
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,016,699
		2,921,363
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	946,662

See accompanying notes to investments in securities.

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
4.350%, 06/15/45	$250,000	$228,457
4.500%, 05/15/35	1,000,000	982,154
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,078,310
		2,288,921
Transportation (0.8%)
Airlines (0.5%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	905,298	906,023
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	823,796	855,100
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	206,851	213,179
		1,974,302
Transport — Rail (0.3%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	512,063
Union Pacific Corp., 3.750%, 03/15/24	500,000	510,718
		1,022,781
Utilities (3.3%)
Electric Utilities (2.1%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	965,795
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,058,003
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	944,814
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	248,846
Northern States Power Co.
3.600%, 09/15/47	1,000,000	953,961
3.750%, 12/01/47	1,000,000	957,683
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	769,913
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,038,773
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	248,475
Southern California Edison Co., 4.000%, 04/01/47	1,000,000	997,009
		8,183,272
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	254,944

Gas Utilities (0.4%)
ONEOK, Inc., 4.000%, 07/13/27	500,000	492,587
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	986,516
		1,479,103
Multi-Utilities (0.3%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	252,358
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,048,304
		1,300,662
Water Utilities (0.4%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	956,516
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	518,613
		1,475,129
Total corporate obligations (cost: $135,741,199)		135,268,662
Total long-term debt securities (cost: $140,636,637)		140,181,535

Purchased Options (0.4%)
Call Options Purchased (0.4%)
SPDR S&P 500 Index
$263.00, 04/20/18		1,380,464
$278.00, 04/20/18		99,828
$280.00, 04/20/18		66,072
(cost: $2,715,473)		1,546,364

	Shares	Value(a)
Mutual Funds (44.7%)
Investment Companies (44.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,223,855

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund (g)	14,224,618	$149,963,220
SPDR S&P 500 ETF Trust (b)	36,170	9,518,135
Vanguard S&P 500 ETF	20,175	4,883,964
Total mutual funds (cost: $123,653,386)		169,589,174

Short-Term Securities (17.8%)
Investment Companies (17.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580% (h)	67,621,822	67,621,822
Total short-term securities (cost: $67,621,822)		67,621,822
Total investments in securities (cost: $334,627,318) (j)		378,938,895
Cash and other assets in excess of liabilities (0.1%)		301,591
Total net assets (100.0%)		$379,240,486

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2018, securities with an aggregate market value of $12,106,086 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500® Index Future	June 2018	56	Short	$(39,043,722)	$(37,002,000)	$2,041,722
10 Year U.S. Treasury Note	June 2018	200	Short	(24,002,511)	(24,228,125)	(225,614)
					$(61,230,125)	$1,816,108

(c)          Illiquid security. (See Note 3.)

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          Variable rate security.

(f)           Foreign security: The Fund held 1.7% of net assets in foreign securities at March 31, 2018.

(g)          Affiliated security.

(h)         All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2018.

(i)             Security is issued on a when-issued or forward commitment basis. As of March 31, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $985,550.

(j)            At March 31, 2018 the cost of investments for federal income tax purposes was $336,469,035. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$47,622,352
Gross unrealized depreciation	(3,336,384)
Net unrealized appreciation	$44,285,968

Purchased Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Call - SPDR S&P 500 Index	2,888	April 2018	$288,800	$263.00	$1,380,464
Call - SPDR S&P 500 Index	2,773	April 2018	277,300	278.00	99,828
Call - SPDR S&P 500 Index	2,753	April 2018	275,300	280.00	66,072
Total purchased options					$1,546,364

See accompanying notes to investments in securities.

SFT Advantus Government Money Market Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Investments (100.0%)
U.S. Government Obligations (99.2%)
Discount Notes (57.6%)
Federal Home Loan Bank
1.470%, 04/18/18 (b)	$20,000,000	$19,986,353
1.473%, 04/03/18 (b)	4,000,000	3,999,678
1.627%, 05/02/18 (b)	5,000,000	4,993,111
1.631%, 04/20/18 (b)	4,000,000	3,996,611
1.649%, 04/09/18 (b)	600,000	599,783
1.690%, 05/25/18 (b)	5,000,000	4,987,550
1.727%, 05/02/18 (b)	900,000	898,683
		39,461,769
U.S. Treasury (41.6%)
U.S. Treasury Bill
1.731%, 04/19/18	3,500,000	3,497,016
U.S. Treasury Note
1.908%, 01/31/19 (3-Month U.S. Treasury Money Market Yield + 0.140%) (c)	10,000,000	10,016,624
1.942%, 07/31/18 (3-Month U.S. Treasury Money Market Yield + 0.174%) (c)	10,000,000	10,007,314
1.958%, 04/30/18 (3-Month U.S. Treasury Money Market Yield + 0.190%) (c)	5,000,000	5,001,002
		25,024,940
Total U.S. government obligations (cost: $67,983,725)		67,983,725

	Shares
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	537,262	537,262
Total investment companies (cost: $537,262)		537,262
Total short-term investments (cost: $68,520,987)		68,520,987
Total investments in securities (cost: $68,520,987) (d)		68,520,987
Cash and other assets in excess of liabilities (0.0%)		8,466
Total net assets (100.0%)		$68,529,453

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Variable rate security.

(d)         Also represents the cost of investments for federal income tax purposes at March 31, 2018.

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.0%)
Consumer Discretionary (11.5%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	6,215	$182,099
Dana, Inc.	17,743	457,060
Delphi Technologies PLC (b)	10,855	517,241
Gentex Corp.	33,687	775,475
		1,931,875
Automobiles (0.3%)
Thor Industries, Inc.	6,036	695,166

Distributors (0.3%)
Pool Corp.	4,947	723,350

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc. (c)	7,372	350,539
Graham Holdings Co. - Class B	618	372,191
Service Corp. International/US	22,711	857,113
Sotheby’s (c)	4,491	230,433
		1,810,276
Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.	10,010	318,919
Brinker International, Inc.	5,601	202,196
Churchill Downs, Inc.	1,393	339,962
Cracker Barrel Old Country Store, Inc.	2,955	470,436
Domino’s Pizza, Inc.	5,386	1,257,954
Dunkin’ Brands Group, Inc.	10,098	602,750
ILG, Inc.	12,887	400,914
International Speedway Corp. - Class A	2,912	128,419
Jack in the Box, Inc.	3,624	309,236
Papa John’s International, Inc.	3,005	172,186
Scientific Games Corp. - Class A (c)	6,516	271,066
Six Flags Entertainment Corp.	9,597	597,509
Texas Roadhouse, Inc.	8,057	465,533
The Cheesecake Factory, Inc.	5,144	248,044
The Wendy’s Co.	22,042	386,837
		6,171,961
Household Durables (1.5%)
Helen of Troy, Ltd. (b)(c)	3,258	283,446
KB Home	10,267	292,096
NVR, Inc. (c)	432	1,209,600
Tempur Sealy International, Inc. (c)	5,572	252,356
Toll Brothers, Inc.	17,551	759,081
TRI Pointe Group, Inc. (c)	18,528	304,415
Tupperware Brands Corp.	6,267	303,197
		3,404,191
Leisure Equipment & Products (0.7%)
Brunswick Corp.	10,700	635,473
Polaris Industries, Inc.	7,164	820,421
		1,455,894
Media (1.5%)
AMC Networks, Inc. - Class A (c)	6,044	312,475
Cable One, Inc.	628	431,505
Cinemark Holdings, Inc.	12,954	487,977
John Wiley & Sons, Inc. - Class A	5,389	343,279
Live Nation Entertainment, Inc. (c)	16,610	699,945
Meredith Corp.	4,872	262,114
TEGNA, Inc.	26,395	300,639
The New York Times Co. - Class A	15,705	378,491
		3,216,425
Multiline Retail (0.2%)
Big Lots, Inc.	5,128	223,222

See accompanying notes to investments in securities.

Dillard’s, Inc. - Class A	2,540	$204,064
		427,286
Specialty Retail (1.8%)
Aaron’s, Inc.	7,569	352,715
American Eagle Outfitters, Inc.	20,616	410,877
AutoNation, Inc. (c)	7,305	341,728
Bed Bath & Beyond, Inc.	17,482	366,947
Dick’s Sporting Goods, Inc.	10,085	353,479
GameStop Corp. - Class A	12,377	156,198
Murphy USA, Inc. (c)	3,866	281,445
Office Depot, Inc.	63,202	135,884
Sally Beauty Holdings, Inc. (c)	15,357	252,623
Signet Jewelers, Ltd. (b)	7,422	285,895
The Michaels Cos., Inc. (c)	13,498	266,046
Urban Outfitters, Inc. (c)	9,766	360,951
Williams-Sonoma, Inc.	9,472	499,743
		4,064,531
Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,828	606,695
Deckers Outdoor Corp. (c)	3,889	350,127
Skechers U.S.A., Inc. - Class A (c)	16,654	647,674
		1,604,496
Consumer Staples (3.2%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (c)	1,130	213,626

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,609	505,930
Sprouts Farmers Market, Inc. (c)	15,143	355,406
United Natural Foods, Inc. (c)	6,159	264,468
		1,125,804
Food Products (2.1%)
Flowers Foods, Inc.	22,719	496,637
Ingredion, Inc.	8,851	1,141,071
Lamb Weston Holdings, Inc.	17,903	1,042,313
Lancaster Colony Corp.	2,357	290,241
Post Holdings, Inc. (c)	8,044	609,413
Sanderson Farms, Inc.	2,430	289,219
The Hain Celestial Group, Inc. (c)	12,684	406,776
Tootsie Roll Industries, Inc.	2,292	67,489
TreeHouse Foods, Inc. (c)	6,933	265,326
		4,608,485
Household Products (0.2%)
Energizer Holdings, Inc.	7,327	436,543

Personal Products (0.3%)
Edgewell Personal Care Co. (c)	6,628	323,579
Nu Skin Enterprises, Inc. - Class A	6,095	449,262
		772,841
Energy (3.8%)
Energy Equipment & Services (1.4%)
Core Laboratories NV (b)	5,433	587,959
Diamond Offshore Drilling, Inc. (c)	7,843	114,978
Dril-Quip, Inc. (c)	4,640	207,872
Ensco PLC - Class A (b)	53,525	234,975
Nabors Industries, Ltd. (b)	38,735	270,758
Oceaneering International, Inc.	12,003	222,535
Patterson-UTI Energy, Inc.	27,287	477,795
Rowan Cos., PLC - Class A (b)(c)	13,894	160,337
Superior Energy Services, Inc. (c)	18,855	158,948
Transocean, Ltd. (b) (c)	53,519	529,838
		2,965,995
Oil, Gas & Consumable Fuels (2.4%)
Callon Petroleum Co. (c)	24,760	327,823
Chesapeake Energy Corp. (c)	111,618	337,086
CNX Resources Corp. (c)	24,721	381,445

See accompanying notes to investments in securities.

Gulfport Energy Corp. (c)	20,195	$194,882
HollyFrontier Corp.	21,735	1,061,972
Matador Resources Co. (c)	11,888	355,570
Murphy Oil Corp.	19,880	513,699
PBF Energy, Inc. - Class A	13,553	459,447
QEP Resources, Inc. (c)	29,575	289,539
SM Energy Co.	12,548	226,241
Southwestern Energy Co. (c)	62,737	271,651
World Fuel Services Corp.	8,228	201,997
WPX Energy, Inc. (c)	48,883	722,491
		5,343,843
Financial (17.1%)
Capital Markets (3.9%)
Eaton Vance Corp.	14,740	820,576
Evercore, Inc.	5,070	442,104
Factset Research Systems, Inc.	4,817	960,606
Federated Investors, Inc. - Class B	11,581	386,805
Interactive Brokers Group, Inc. Class A	8,800	591,712
Janus Henderson Group PLC (b)	22,116	731,818
Legg Mason, Inc.	10,378	421,866
MarketAxess Holdings, Inc.	4,629	1,006,530
MSCI, Inc.	11,092	1,657,921
SEI Investments Co.	15,998	1,198,410
Stifel Financial Corp.	8,820	522,409
		8,740,757
Commercial Banks (7.8%)
Associated Banc-Corp.	20,937	520,284
BancorpSouth Bank	10,247	325,855
Bank of Hawaii Corp.	5,232	434,779
Bank of the Ozarks, Inc.	14,856	717,099
Cathay General Bancorp	9,357	374,093
Chemical Financial Corp.	8,765	479,270
Commerce Bancshares, Inc.	11,466	686,928
Cullen/Frost Bankers, Inc.	7,079	750,869
East West Bancorp, Inc.	17,703	1,107,146
First Horizon National Corp.	40,121	755,478
FNB Corp.	39,708	534,073
Fulton Financial Corp.	21,469	381,075
Hancock Holding Co.	10,391	537,215
Home BancShares, Inc.	19,370	441,830
International Bancshares Corp.	6,573	255,690
MB Financial, Inc.	10,225	413,908
PacWest Bancorp	15,440	764,743
Pinnacle Financial Partners, Inc.	9,085	583,257
Prosperity Bancshares, Inc.	8,558	621,568
Signature Bank (c)	6,612	938,573
Sterling Bancorp	27,577	621,861
Synovus Financial Corp.	14,569	727,576
TCF Financial Corp.	20,987	478,713
Texas Capital Bancshares, Inc. (c)	6,112	549,469
Trustmark Corp.	8,243	256,852
UMB Financial Corp.	5,405	391,268
Umpqua Holdings Corp.	27,023	578,562
United Bankshares, Inc.	12,831	452,293
Valley National Bancorp	32,441	404,215
Webster Financial Corp.	11,240	622,696
Wintrust Financial Corp.	6,888	592,712
		17,299,950
Consumer Finance (0.3%)
SLM Corp. (c)	53,195	596,316

Insurance (4.4%)
Alleghany Corp.	1,899	1,166,822
American Financial Group, Inc.	8,465	949,942
Aspen Insurance Holdings, Ltd. (b)	7,217	323,682
Brown & Brown, Inc.	28,080	714,355
CNO Financial Group, Inc.	20,485	443,910
First American Financial Corp.	13,537	794,351

See accompanying notes to investments in securities.

Genworth Financial, Inc. - Class A (c)	61,281	$173,425
Kemper Corp.	6,020	343,140
Mercury General Corp.	4,472	205,131
Old Republic International Corp.	30,750	659,588
Primerica, Inc.	5,450	526,470
Reinsurance Group of America, Inc.	7,932	1,221,528
RenaissanceRe Holdings, Ltd. (b)	4,930	682,854
The Hanover Insurance Group, Inc.	5,220	615,386
WR Berkley Corp.	11,751	854,298
		9,674,882
Thrifts & Mortgage Finance (0.7%)
LendingTree, Inc. (c)	1,020	334,713
New York Community Bancorp, Inc.	60,136	783,572
Washington Federal, Inc.	10,601	366,795
		1,485,080
Health Care (7.8%)
Biotechnology (0.3%)
United Therapeutics Corp. (c)	5,322	597,980

Health Care Equipment & Supplies (3.8%)
ABIOMED, Inc. (c)	5,173	1,505,291
Cantel Medical Corp.	4,362	485,971
Globus Medical, Inc. (c)	8,828	439,811
Halyard Health, Inc. (c)	5,663	260,951
Hill-Rom Holdings, Inc.	8,107	705,309
ICU Medical, Inc. (c)	1,854	467,950
LivaNova PLC (b) (c)	5,340	472,590
Masimo Corp. (c)	5,855	514,947
NuVasive, Inc. (c)	6,277	327,722
STERIS PLC (b)	10,375	968,610
Teleflex, Inc.	5,548	1,414,629
West Pharmaceutical Services, Inc.	9,045	798,583
		8,362,364
Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc. (c)	9,960	390,233
Encompass Health Corp	12,047	688,727
LifePoint Health, Inc. (c)	4,754	223,438
Mednax, Inc. (c)	11,435	636,129
Molina Healthcare, Inc. (c)	5,646	458,342
Patterson Cos., Inc.	10,010	222,523
Tenet Healthcare Corp. (c)	9,845	238,741
WellCare Health Plans, Inc. (c)	5,483	1,061,673
		3,919,806
Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc. (c)	22,154	273,602
Medidata Solutions, Inc. (c)	7,300	458,513
		732,115
Life Sciences Tools & Services (1.0%)
Bio-Rad Laboratories, Inc. - Class A (c)	2,527	631,952
Bio-Techne Corp.	4,614	696,899
Charles River Laboratories International, Inc. (c)	5,833	622,614
Syneos Health, Inc. (c)	6,840	242,820
		2,194,285
Pharmaceuticals (0.6%)
Akorn, Inc. (c)	11,453	214,285
Catalent, Inc. (c)	16,364	671,906
Endo International PLC (b) (c)	24,652	146,433
Mallinckrodt PLC (b) (c)	10,600	153,488
Prestige Brands Holdings, Inc. (c)	6,432	216,887
		1,402,999
Industrials (15.0%)
Aerospace & Defense (1.4%)
Curtiss-Wright Corp.	5,435	734,106
Esterline Technologies Corp. (c)	3,235	236,640
KLX, Inc. (c)	6,183	439,364

See accompanying notes to investments in securities.

Orbital ATK, Inc.	7,105	$942,194
Teledyne Technologies, Inc. (c)	4,364	816,810
		3,169,114
Airlines (0.4%)
JetBlue Airways Corp. (c)	39,494	802,518

Building Products (0.4%)
Lennox International, Inc.	4,630	946,233

Commercial Services & Supplies (2.0%)
Clean Harbors, Inc. (c)	6,281	306,576
Copart, Inc. (c)	24,769	1,261,485
Deluxe Corp.	5,827	431,256
Healthcare Services Group, Inc.	9,020	392,190
Herman Miller, Inc.	7,262	232,021
HNI Corp.	5,248	189,400
MSA Safety, Inc.	4,169	347,028
Pitney Bowes, Inc.	22,899	249,370
Rollins, Inc.	11,713	597,714
The Brink’s Co.	6,217	443,583
		4,450,623
Construction & Engineering (1.2%)
AECOM (c)	19,539	696,175
Dycom Industries, Inc. (c)	3,810	410,070
EMCOR Group, Inc.	7,144	556,732
Granite Construction, Inc.	4,873	272,206
KBR, Inc.	17,153	277,707
Valmont Industries, Inc.	2,784	407,299
		2,620,189
Electrical Equipment (1.1%)
Belden, Inc.	5,094	351,180
EnerSys	5,088	352,955
Hubbell, Inc.	6,737	820,432
Regal Beloit Corp.	5,456	400,198
Woodward, Inc.	6,788	486,428
		2,411,193
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,635	797,170

Machinery (4.6%)
AGCO Corp.	8,122	526,712
Crane Co.	6,213	576,194
Donaldson Co., Inc.	15,900	716,295
Graco, Inc.	20,739	948,187
IDEX Corp.	9,410	1,341,019
ITT, Inc.	10,738	525,947
Kennametal, Inc.	9,982	400,877
Lincoln Electric Holdings, Inc.	7,613	684,789
Nordson Corp.	6,253	852,534
Oshkosh Corp.	9,158	707,639
Terex Corp.	9,446	353,375
The Timken Co.	8,412	383,587
The Toro Co.	13,159	821,780
Trinity Industries, Inc.	18,515	604,144
Wabtec Corp.	10,523	856,572
		10,299,651
Marine (0.2%)
Kirby Corp. (c)	6,617	509,178

Professional Services (0.7%)
Dun & Bradstreet Corp.	4,551	532,467
Manpowergroup, Inc.	8,162	939,446
		1,471,913
Road & Rail (1.9%)
Avis Budget Group, Inc. (c)	8,725	408,679
Genesee & Wyoming, Inc. - Class A (c)	7,596	537,721
Knight-Swift Transportation Holdings, Inc.	15,679	721,391
Landstar System, Inc.	5,163	566,123

See accompanying notes to investments in securities.

Old Dominion Freight Line, Inc.	8,421	$1,237,634
Ryder System, Inc.	6,521	474,664
Werner Enterprises, Inc.	5,424	197,976
		4,144,188
Trading Companies & Distributors (0.7%)
GATX Corp.	4,617	316,218
MSC Industrial Direct Co. - Class A	5,486	503,121
Now, Inc. (c)	13,161	134,506
Watsco, Inc.	3,929	711,031
		1,664,876
Information Technology (16.7%)
Communications Equipment (1.0%)
ARRIS International PLC (b) (c)	21,375	567,934
Ciena Corp. (c)	17,716	458,844
InterDigital, Inc.	4,275	314,640
NetScout Systems, Inc. (c)	10,633	280,180
Plantronics, Inc.	4,072	245,827
ViaSat, Inc. (c)	6,670	438,352
		2,305,777
Computers & Peripherals (0.3%)
3D Systems Corp. (c)	13,924	161,379
Diebold Nixdorf, Inc.	9,303	143,266
NCR Corp. (c)	14,534	458,112
		762,757
Electronic Equipment, Instruments & Components (3.9%)
Arrow Electronics, Inc. (c)	10,735	826,810
Avnet, Inc.	14,724	614,874
Cognex Corp.	21,229	1,103,696
Coherent, Inc. (c)	3,034	568,571
Jabil , Inc.	21,511	618,011
Keysight Technologies, Inc. (c)	23,324	1,221,944
Knowles Corp. (c)	10,913	137,394
Littelfuse, Inc.	3,054	635,782
National Instruments Corp.	13,205	667,777
SYNNEX Corp.	3,593	425,411
Tech Data Corp. (c)	4,275	363,931
Trimble, Inc. (c)	30,477	1,093,515
Vishay Intertechnology, Inc.	16,143	300,260
		8,577,976
Internet Software & Services (0.7%)
Cars.com, Inc. (c)	8,715	246,896
j2 Global, Inc.	6,062	478,413
LogMeIn, Inc.	6,488	749,688
		1,474,997
IT Services (3.8%)
Acxiom Corp. (c)	9,657	219,311
Broadridge Financial Solutions, Inc.	14,355	1,574,600
Convergys Corp.	11,247	254,407
CoreLogic, Inc. (c)	10,003	452,436
DST Systems, Inc.	7,276	608,637
Jack Henry & Associates, Inc.	9,512	1,150,476
Leidos Holdings, Inc.	17,415	1,138,941
MAXIMUS, Inc.	8,022	535,388
Sabre Corp.	27,719	594,573
Science Applications International Corp.	5,225	411,730
Teradata Corp. (c)	14,903	591,202
WEX, Inc. (c)	4,915	769,787
		8,301,488
Office Electronics (0.4%)
Zebra Technologies Corp. - Class A (c)	6,551	911,834

Semiconductors & Semiconductor Equipment (3.3%)
Cirrus Logic, Inc. (c)	7,741	314,517
Cree, Inc. (c)	11,987	483,196
Cypress Semiconductor Corp.	43,578	739,083
First Solar, Inc. (c)	10,033	712,142

See accompanying notes to investments in securities.

Integrated Device Technology, Inc. (c)	16,245	$496,447
Microsemi Corp. (c)	14,378	930,544
MKS Instruments, Inc.	6,750	780,637
Monolithic Power Systems, Inc.	4,804	556,159
Silicon Laboratories, Inc. (c)	5,242	471,256
Synaptics, Inc. (c)	4,235	193,667
Teradyne, Inc.	23,990	1,096,583
Versum Materials, Inc.	13,300	500,479
		7,274,710
Software (3.2%)
ACI Worldwide, Inc. (c)	14,228	337,488
Blackbaud, Inc.	5,923	603,021
CDK Global, Inc.	15,527	983,480
CommVault Systems, Inc. (c)	5,131	293,493
Fair Isaac Corp. (c)	3,693	625,484
Fortinet, Inc. (c)	17,739	950,456
Manhattan Associates, Inc. (c)	8,343	349,405
PTC, Inc. (c)	14,239	1,110,784
The Ultimate Software Group, Inc. (c)	3,583	873,177
Tyler Technologies, Inc. (c)	4,391	926,325
		7,053,113
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (c)	13,546	208,338

Materials (6.8%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	7,654	534,173
Cabot Corp.	7,530	419,572
Minerals Technologies, Inc.	4,386	293,643
NewMarket Corp.	1,205	484,024
Olin Corp.	20,478	622,326
PolyOne Corp.	9,852	418,907
RPM International, Inc.	16,347	779,262
Sensient Technologies Corp.	5,254	370,827
The Chemours Co.	22,706	1,106,009
The Scotts Miracle-Gro Co. - Class A	4,892	419,489
Valvoline, Inc.	24,560	543,513
		5,991,745
Construction Materials (0.3%)
Eagle Materials, Inc.	5,989	617,166

Containers & Packaging (1.2%)
Aptargroup, Inc.	7,672	689,176
Bemis Co., Inc.	11,084	482,376
Greif, Inc. - Class A	3,105	162,236
Owens-Illinois, Inc. (c)	19,975	432,658
Silgan Holdings, Inc.	9,008	250,873
Sonoco Products Co.	12,142	588,887
		2,606,206
Metals & Mining (2.2%)
Allegheny Technologies, Inc. (c)	15,402	364,719
Carpenter Technology Corp.	5,766	254,396
Commercial Metals Co.	14,268	291,923
Compass Minerals International, Inc.	4,127	248,858
Reliance Steel & Aluminum Co.	8,980	769,945
Royal Gold, Inc.	8,061	692,198
Steel Dynamics, Inc.	28,980	1,281,496
United States Steel Corp.	21,512	757,007
Worthington Industries, Inc.	5,368	230,395
		4,890,937
Paper & Forest Products (0.4%)
Domtar Corp.	7,622	324,240

See accompanying notes to investments in securities.

Louisiana-Pacific Corp.	17,744	$510,495
		834,735
Real Estate (8.4%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc.	8,233	190,429

Health Care REITs (1.0%)
Healthcare Realty Trust, Inc.	15,282	423,464
Medical Properties Trust, Inc.	44,753	581,789
Omega Healthcare Investors, Inc.	24,296	656,964
Quality Care Properties, Inc. (c)	11,454	222,551
Senior Housing Properties Trust	29,168	456,771
		2,341,539
Hotels & Resort REITs (0.4%)
Hospitality Properties Trust	20,142	510,398
LaSalle Hotel Properties	13,845	401,644
		912,042
Industrial REITs (0.8%)
DCT Industrial Trust, Inc.	11,471	646,276
First Industrial Realty Trust, Inc.	14,661	428,541
Liberty Property Trust	18,057	717,405
		1,792,222
Office REITs (1.6%)
Corporate Office Properties Trust	12,433	321,144
Cousins Properties, Inc.	51,558	447,523
Douglas Emmett, Inc.	19,527	717,813
Highwoods Properties, Inc.	12,617	552,877
JBG SMITH Properties	11,401	384,328
Kilroy Realty Corp.	12,117	859,822
Mack-Cali Realty Corp.	10,966	183,242
		3,466,749
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,587	975,714

Residential REITs (0.9%)
American Campus Communities, Inc.	16,703	645,070
Camden Property Trust	11,413	960,746
Education Realty Trust, Inc.	9,238	302,545
		1,908,361
Retail REITs (1.0%)
National Retail Properties, Inc.	18,892	741,700
Tanger Factory Outlet Centers, Inc.	11,543	253,946
Taubman Centers, Inc.	7,478	425,573
Urban Edge Properties	12,937	276,205
Washington Prime Group, Inc.	22,780	151,942
Weingarten Realty Investors	14,610	410,249
		2,259,615
Specialized REITs (2.2%)
CoreCivic, Inc.	14,459	282,240
CoreSite Realty Corp.	4,211	422,195
CyrusOne, Inc.	11,800	604,278
EPR Properties	7,893	437,272
Lamar Advertising Co. - Class A	10,247	652,324
Life Storage, Inc.	5,731	478,653
PotlatchDeltic Corp.	7,391	384,702
Rayonier, Inc.	15,780	555,140
Sabra Health Care REIT, Inc.	21,852	385,688
The GEO Group, Inc.	15,177	310,673
Uniti Group, Inc.	20,213	328,461
		4,841,626
Telecommunication Services (0.3%)
Electric Utilities (0.2%)
ALLETE, Inc.	6,243	451,057

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,299	316,711

See accompanying notes to investments in securities.

Utilities (5.4%)
Electric Utilities (1.4%)
Great Plains Energy, Inc.	26,462	$841,227
Hawaiian Electric Industries, Inc.	13,299	457,220
IDACORP, Inc.	6,206	547,804
PNM Resources, Inc.	9,710	371,407
Westar Energy, Inc.	17,395	914,803
		3,132,461
Gas Utilities (2.3%)
Atmos Energy Corp.	13,649	1,149,792
Energen Corp. (c)	11,871	746,211
National Fuel Gas Co.	10,541	542,334
New Jersey Resources Corp.	10,699	429,030
ONE GAS, Inc.	6,437	424,971
Southwest Gas Holdings, Inc.	5,879	397,597
UGI Corp.	21,227	942,903
WGL Holdings, Inc.	6,325	529,086
		5,161,924
Multi-Utilities (1.3%)
Black Hills Corp.	6,487	352,244
MDU Resources Group, Inc.	23,955	674,573
NorthWestern Corp.	5,985	321,993
OGE Energy Corp.	24,497	802,767
Vectren Corp.	10,123	647,062
		2,798,639
Water Utilities (0.4%)
Aqua America, Inc.	21,786	742,031
Total common stocks (cost: $148,015,130)		212,368,867

Short-Term Securities (3.7%)
Investment Companies (3.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	8,289,347	8,289,347
Total short-term securities (cost: $8,289,347)		8,289,347
Total investments in securities (cost: $156,304,477) (d)		220,658,214
Cash and other assets in excess of liabilities (0.3%)		591,906
Total net assets (100.0%)		$221,250,120

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 3.1% of net assets in foreign securities at March 31, 2018.

(c)          Non-income producing security.

(d)         At March 31, 2018 the cost of investments for federal income tax purposes was $156,426,329. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$75,756,651
Gross unrealized depreciation	(11,754,746)
Net unrealized appreciation	$64,001,905

Holdings of Open Futures Contracts

On March 31, 2018, cash in the amount of $352,500 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	June 2018	45	Long	$8,703,930	$8,473,950	$(229,980)

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Consumer Discretionary (12.5%)
Auto Components (0.2%)
Aptiv PLC (b)	9,987	$848,595
BorgWarner, Inc.	7,417	372,556
The Goodyear Tire & Rubber Co.	9,056	240,709
		1,461,860
Automobiles (0.4%)
Ford Motor Co.	147,059	1,629,414
General Motors Co.	47,584	1,729,202
Harley-Davidson, Inc.	6,316	270,830
		3,629,446
Distributors (0.1%)
Genuine Parts Co.	5,545	498,163
LKQ Corp. (c)	11,661	442,535
		940,698
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,863	199,799

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp. (b)	15,240	999,439
Chipotle Mexican Grill, Inc. (c)	944	305,016
Darden Restaurants, Inc.	4,658	397,094
Marriott International, Inc. - Class A	11,314	1,538,478
McDonald’s Corp.	30,082	4,704,223
MGM Resorts International	19,126	669,793
Norwegian Cruise Line Holdings, Ltd. (b)(c)	7,769	411,524
Royal Caribbean Cruises, Ltd. (b)	6,472	762,013
Starbucks Corp.	52,957	3,065,681
Wyndham Worldwide Corp.	3,735	427,396
Wynn Resorts, Ltd.	3,042	554,739
Yum! Brands, Inc.	12,530	1,066,679
		14,902,075
Household Durables (0.4%)
DR Horton, Inc.	12,811	561,634
Garmin, Ltd. (b)	4,073	240,022
Leggett & Platt, Inc.	4,896	217,187
Lennar Corp. - Class A	10,256	604,489
Mohawk Industries, Inc. (c)	2,380	552,684
Newell Brands, Inc.	18,284	465,876
PulteGroup, Inc.	9,931	292,865
Whirlpool Corp.	2,628	402,373
		3,337,130
Internet & Catalog Retail (3.7%)
Amazon.com, Inc. (c)	15,139	21,911,280
Booking Holdings, Inc. (c)	1,876	3,902,812
Expedia Group, Inc.	4,557	503,138
Netflix, Inc. (c)	16,429	4,852,305
TripAdvisor, Inc. (c)	4,030	164,787
		31,334,322

See accompanying notes to investments in securities.

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	$353,976
Mattel, Inc.	12,890	169,503
		523,479
Media (2.5%)
CBS Corp. - Class B	13,006	668,378
Charter Communications, Inc. - Class A (c)	7,011	2,181,963
Comcast Corp. - Class A	174,665	5,968,303
Discovery Communications, Inc. - Class A (c)	5,811	124,530
Discovery Communications, Inc. - Class C (c)	11,506	224,597
DISH Network Corp. - Class A (c)	8,500	322,065
News Corp. - Class A	14,352	226,762
News Corp. - Class B	4,580	73,738
Omnicom Group, Inc.	8,671	630,122
The Interpublic Group of Cos., Inc.	14,488	333,659
The Walt Disney Co.	56,664	5,691,332
Time Warner, Inc.	29,380	2,778,760
Twenty-First Century Fox, Inc. - Class A	39,672	1,455,566
Twenty-First Century Fox, Inc. - Class B	16,519	600,796
Viacom, Inc. - Class B	13,213	410,396
		21,690,967
Multiline Retail (0.5%)
Dollar General Corp.	9,699	907,341
Dollar Tree, Inc. (c)	8,902	844,800
Kohl’s Corp.	6,241	408,848
Macy’s, Inc.	11,394	338,857
Nordstrom, Inc.	4,377	211,891
Target Corp.	20,444	1,419,427
		4,131,164
Specialty Retail (2.2%)
Advance Auto Parts, Inc.	2,753	326,368
AutoZone, Inc. (c)	1,055	684,368
Best Buy Co., Inc.	9,496	664,625
CarMax, Inc. (c)	6,768	419,210
Foot Locker, Inc.	4,480	204,019
L Brands, Inc.	9,186	350,997
Lowe’s Cos., Inc.	31,275	2,744,381
O’Reilly Automotive, Inc. (c)	3,209	793,842
Ross Stores, Inc.	14,400	1,122,912
The Gap, Inc.	8,188	255,466
The Home Depot, Inc.	43,965	7,836,322
The TJX Cos., Inc.	23,827	1,943,330
Tiffany & Co.	3,840	375,014
Tractor Supply Co.	4,630	291,783
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,218	453,071
		18,465,708
Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	13,558	249,738
Michael Kors Holdings, Ltd. (b) (c)	5,702	353,980
NIKE, Inc. - Class B	48,908	3,249,448
PVH Corp.	2,890	437,633
Ralph Lauren Corp.	2,033	227,289

See accompanying notes to investments in securities.

Tapestry, Inc.	10,730	$564,505
Under Armour, Inc. - Class A (c)	6,953	113,682
Under Armour, Inc. - Class C (c)	6,901	99,029
VF Corp.	12,407	919,607
		6,214,911
Consumer Staples (7.6%)
Beverages (1.9%)
Brown-Forman Corp. - Class B	9,855	536,112
Constellation Brands, Inc. - Class A	6,452	1,470,540
Dr Pepper Snapple Group, Inc.	6,735	797,289
Molson Coors Brewing Co. - Class B	6,920	521,283
Monster Beverage Corp. (c)	15,501	886,812
PepsiCo, Inc.	53,532	5,843,018
The Coca-Cola Co.	144,597	6,279,848
		16,334,902
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	16,556	3,119,647
CVS Health Corp.	38,137	2,372,503
Sysco Corp.	18,088	1,084,557
The Kroger Co.	33,212	795,095
Walgreens Boots Alliance, Inc.	32,105	2,101,914
Walmart, Inc.	54,700	4,866,659
		14,340,375
Food Products (1.1%)
Archer-Daniels-Midland Co.	21,059	913,329
Campbell Soup Co.	7,195	311,615
Conagra Brands, Inc.	15,098	556,814
General Mills, Inc.	21,346	961,851
Hormel Foods Corp.	10,112	347,044
Kellogg Co.	9,347	607,649
McCormick & Co., Inc.	4,573	486,521
Mondelez International, Inc. - Class A	55,970	2,335,628
The Hershey Co.	5,280	522,509
The JM Smucker Co.	4,272	529,771
The Kraft Heinz Co.	22,429	1,397,102
Tyson Foods, Inc. - Class A	11,129	814,532
		9,784,365
Household Products (1.5%)
Church & Dwight Co., Inc.	9,192	462,909
Clorox Co.	4,833	643,321
Colgate-Palmolive Co.	32,985	2,364,365
Kimberly-Clark Corp.	13,189	1,452,504
The Procter & Gamble Co.	95,000	7,531,600
		12,454,699
Personal Care (0.2%)
The Estee Lauder Cos., Inc. - Class A	8,434	1,262,738

Personal Products (0.0%)
Coty, Inc. - Class A	17,717	324,221

Tobacco (1.2%)
Altria Group, Inc.	71,615	4,463,047

See accompanying notes to investments in securities.

Philip Morris International, Inc.	58,507	$5,815,596
		10,278,643
Energy (5.6%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	15,924	442,209
Halliburton Co.	32,825	1,540,806
Helmerich & Payne, Inc.	4,036	268,636
National Oilwell Varco, Inc.	14,266	525,131
Schlumberger, Ltd. (b)	52,151	3,378,342
TechnipFMC PLC (b)	16,519	486,485
		6,641,609
Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	20,546	1,241,184
Andeavor	5,330	535,985
Apache Corp.	14,305	550,456
Cabot Oil & Gas Corp.	17,296	414,758
Chevron Corp.	71,985	8,209,169
Cimarex Energy Co.	3,540	330,990
Concho Resources, Inc. (c)	5,628	846,057
ConocoPhillips	44,262	2,624,294
Devon Energy Corp.	19,730	627,217
EOG Resources, Inc.	21,819	2,296,886
EQT Corp.	9,138	434,146
Exxon Mobil Corp.	159,675	11,913,352
Hess Corp.	10,006	506,504
Kinder Morgan, Inc.	71,493	1,076,685
Marathon Oil Corp.	31,961	515,531
Marathon Petroleum Corp.	17,876	1,306,914
Newfield Exploration Co. (c)	7,444	181,783
Noble Energy, Inc.	18,547	561,974
Occidental Petroleum Corp.	28,776	1,869,289
Phillips 66	15,821	1,517,550
Pioneer Natural Resources Co.	6,415	1,101,969
Range Resources Corp.	8,493	123,488
The Williams Cos., Inc.	31,097	773,071
Valero Energy Corp.	16,323	1,514,285
		41,073,537
Financial (14.5%)
Capital Markets (3.1%)
Affiliated Managers Group, Inc.	2,069	392,241
Ameriprise Financial, Inc.	5,514	815,741
BlackRock, Inc.	4,715	2,554,210
CBOE Global Markets, Inc.	4,242	484,012
CME Group, Inc.	12,864	2,080,623
E*Trade Financial Corp. (c)	10,036	556,095
Franklin Resources, Inc.	12,176	422,264
Intercontinental Exchange, Inc.	21,935	1,590,726
Invesco, Ltd. (b)	15,303	489,849
Moody’s Corp.	6,240	1,006,512
Morgan Stanley	51,992	2,805,488
Nasdaq, Inc.	4,404	379,713
Northern Trust Corp.	7,958	820,709

See accompanying notes to investments in securities.

Raymond James Financial, Inc.	4,851	$433,728
S&P Global, Inc.	9,606	1,835,322
State Street Corp.	13,854	1,381,659
T Rowe Price Group, Inc.	9,243	997,967
The Bank of New York Mellon Corp.	38,050	1,960,717
The Charles Schwab Corp.	45,158	2,358,151
The Goldman Sachs Group, Inc.	13,337	3,359,057
		26,724,784
Commercial Banks (6.4%)
Bank of America Corp.	360,525	10,812,145
BB&T Corp.	29,293	1,524,408
Citigroup, Inc.	96,849	6,537,307
Citizens Financial Group, Inc.	18,364	770,921
Comerica, Inc.	6,471	620,763
Fifth Third Bancorp	26,145	830,104
Huntington Bancshares, Inc.	41,539	627,239
JPMorgan Chase & Co.	129,328	14,222,200
KeyCorp	39,970	781,413
M&T Bank Corp.	5,690	1,049,008
People’s United Financial, Inc.	13,065	243,793
Regions Financial Corp.	42,302	785,971
SunTrust Banks, Inc.	17,647	1,200,702
SVB Financial Group (c)	1,993	478,340
The PNC Financial Services Group, Inc.	17,771	2,687,686
US Bancorp	59,137	2,986,418
Wells Fargo & Co.	165,429	8,670,134
Zions Bancorporation	7,357	387,935
		55,216,487
Consumer Finance (0.7%)
American Express Co.	27,085	2,526,489
Capital One Financial Corp.	18,291	1,752,643
Discover Financial Services	13,368	961,560
Navient Corp.	9,824	128,891
Synchrony Financial	26,928	902,896
		6,272,479
Diversified Financial Services (0.0%)
Leucadia National Corp.	11,810	268,441

Insurance (4.3%)
Aflac, Inc.	29,532	1,292,320
American International Group, Inc.	33,781	1,838,362
Aon PLC (b)	9,277	1,301,841
Arthur J Gallagher & Co.	6,775	465,646
Assurant, Inc.	1,940	177,335
Berkshire Hathaway, Inc. - Class B (c)	72,517	14,465,691
Brighthouse Financial, Inc. (c)	3,604	185,246
Chubb, Ltd. (b)	17,506	2,394,296
Cincinnati Financial Corp.	5,564	413,183
Everest Re Group, Ltd. (b)	1,552	398,585
Hartford Financial Services Group, Inc.	13,360	688,307
Lincoln National Corp.	8,132	594,124
Loews Corp.	10,160	505,257
Marsh & McLennan Cos., Inc.	19,078	1,575,652

See accompanying notes to investments in securities.

MetLife, Inc.	39,064	$1,792,647
Principal Financial Group, Inc.	10,094	614,825
Prudential Financial, Inc.	15,861	1,642,406
The Allstate Corp.	13,357	1,266,244
The Progressive Corp.	21,846	1,331,077
The Travelers Cos., Inc.	10,180	1,413,595
Torchmark Corp.	3,994	336,175
Unum Group	8,288	394,592
Willis Towers Watson PLC (b)	4,951	753,493
XL Group, Ltd. (b)	9,602	530,606
		36,371,505
Health Care (13.5%)
Biotechnology (2.6%)
AbbVie, Inc.	60,053	5,684,016
Alexion Pharmaceuticals, Inc. (c)	8,337	929,242
Amgen, Inc.	25,190	4,294,391
Biogen, Inc. (c)	7,953	2,177,690
Celgene Corp. (c)	28,344	2,528,568
Gilead Sciences, Inc.	49,291	3,716,049
Incyte Corp. (c)	6,609	550,728
Regeneron Pharmaceuticals, Inc. (c)	2,985	1,027,915
Vertex Pharmaceuticals, Inc. (c)	9,600	1,564,608
		22,473,207
Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	65,581	3,929,614
Align Technology, Inc. (c)	2,714	681,567
Baxter International, Inc.	18,725	1,217,874
Becton Dickinson and Co.	10,067	2,181,519
Boston Scientific Corp. (c)	51,717	1,412,908
Danaher Corp.	23,098	2,261,525
Dentsply Sirona, Inc.	8,567	431,006
Edwards Lifesciences Corp. (c)	7,927	1,105,975
Hologic, Inc. (c)	10,394	388,320
IDEXX Laboratories, Inc. (c)	3,283	628,333
Intuitive Surgical, Inc. (c)	4,309	1,778,885
Medtronic PLC (b)	51,077	4,097,397
ResMed, Inc.	5,360	527,799
Stryker Corp.	12,100	1,947,132
The Cooper Cos., Inc.	1,840	421,010
Varian Medical Systems, Inc. (c)	3,427	420,322
Zimmer Biomet Holdings, Inc.	7,629	831,866
		24,263,052
Health Care Providers & Services (2.7%)
Aetna, Inc.	12,305	2,079,545
AmerisourceBergen Corp.	6,099	525,795
Anthem, Inc.	9,689	2,128,673
Cardinal Health, Inc.	11,849	742,695
Centene Corp. (c)	6,525	697,327
Cigna Corp.	9,152	1,535,156
DaVita, Inc. (c)	5,486	361,747
Envision Healthcare Corp. (c)	4,544	174,626
Express Scripts Holding Co. (c)	21,266	1,469,055

See accompanying notes to investments in securities.

HCA Healthcare, Inc.	10,548	$1,023,156
Henry Schein, Inc. (c)	5,791	389,213
Humana, Inc.	5,189	1,394,959
Laboratory Corp. of America Holdings (c)	3,889	629,046
McKesson Corp.	7,734	1,089,489
Quest Diagnostics, Inc.	5,067	508,220
UnitedHealth Group, Inc.	36,465	7,803,510
Universal Health Services, Inc. - Class B	3,314	392,411
		22,944,623
Health Care Technology (0.1%)
Cerner Corp. (c)	11,848	687,184

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	12,144	812,434
Illumina, Inc. (c)	5,582	1,319,696
IQVIA Holdings, Inc. (c)	5,494	539,016
Mettler-Toledo International, Inc. (c)	1,002	576,180
PerkinElmer, Inc.	4,091	309,771
Thermo Fisher Scientific, Inc.	15,154	3,128,695
Waters Corp. (c)	2,982	592,374
		7,278,166
Pharmaceuticals (4.5%)
Allergan PLC (b)	12,448	2,094,874
Bristol-Myers Squibb Co.	61,521	3,891,203
Eli Lilly & Co.	36,331	2,810,929
Johnson & Johnson	101,101	12,956,093
Merck & Co., Inc.	101,601	5,534,206
Mylan NV (b)(c)	19,398	798,616
Nektar Therapeutics (c)	6,064	644,361
Perrigo Co. PLC (b)	4,889	407,449
Pfizer, Inc.	224,324	7,961,259
Zoetis, Inc.	18,323	1,530,154
		38,629,144
Industrials (10.0%)
Aerospace & Defense (2.7%)
Arconic, Inc.	16,009	368,847
General Dynamics Corp.	10,376	2,292,058
Huntington Ingalls Industries, Inc.	1,700	438,192
L3 Technologies, Inc.	2,935	610,480
Lockheed Martin Corp.	9,405	3,178,232
Northrop Grumman Corp.	6,624	2,312,571
Raytheon Co.	10,898	2,352,006
Rockwell Collins, Inc.	6,151	829,462
The Boeing Co.	20,846	6,834,987
TransDigm Group, Inc.	1,894	581,344
United Technologies Corp.	28,042	3,528,245
		23,326,424
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,277	494,508
Expeditors International of Washington, Inc.	6,555	414,932
FedEx Corp.	9,339	2,242,387

See accompanying notes to investments in securities.

United Parcel Service, Inc. - Class B	25,908	$2,711,531
		5,863,358
Airlines (0.5%)
Alaska Air Group, Inc.	4,600	285,016
American Airlines Group, Inc.	15,868	824,501
Delta Air Lines, Inc.	24,507	1,343,229
Southwest Airlines Co.	20,383	1,167,538
United Continental Holdings, Inc. (c)	9,119	633,497
		4,253,781
Building Products (0.3%)
Allegion PLC (b)	3,591	306,276
AO Smith Corp.	5,460	347,201
Fortune Brands Home & Security, Inc.	5,711	336,321
Johnson Controls International PLC (b)	34,821	1,227,092
Masco Corp.	11,751	475,211
		2,692,101
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	3,311	351,794
Cintas Corp.	3,274	558,479
Republic Services, Inc.	8,471	561,034
Stericycle, Inc. (c)	3,182	186,242
Waste Management, Inc.	14,974	1,259,613
		2,917,162
Construction & Engineering (0.1%)
Fluor Corp.	5,202	297,659
Jacobs Engineering Group, Inc.	4,492	265,702
Quanta Services, Inc. (c)	5,738	197,100
		760,461
Electrical Equipment (0.5%)
Acuity Brands, Inc.	1,580	219,920
AMETEK, Inc.	8,721	662,534
Eaton Corp. PLC (b)	16,526	1,320,593
Emerson Electric Co.	23,922	1,633,872
Rockwell Automation, Inc.	4,843	843,651
		4,680,570
Industrial Conglomerates (1.8%)
3M Co.	22,441	4,926,248
General Electric Co.	327,139	4,409,834
Honeywell International, Inc.	28,338	4,095,124
Roper Technologies, Inc.	3,874	1,087,393
Textron, Inc.	9,847	580,678
		15,099,277
Machinery (1.7%)
Caterpillar, Inc.	22,550	3,323,419
Cummins, Inc.	5,868	951,144
Deere & Co.	12,202	1,895,215
Dover Corp.	5,802	569,872
Flowserve Corp.	4,829	209,241
Fortive Corp.	11,472	889,310
Illinois Tool Works, Inc.	11,632	1,822,269

See accompanying notes to investments in securities.

Ingersoll-Rand PLC (b)	9,428	$806,188
PACCAR, Inc.	13,167	871,260
Parker Hannifin Corp.	4,991	853,611
Pentair PLC (b)	6,201	422,474
Snap-On, Inc.	2,143	316,178
Stanley Black & Decker, Inc.	5,735	878,602
Xylem, Inc.	6,716	516,595
		14,325,378
Professional Services (0.4%)
Equifax, Inc.	4,536	534,386
IHS Markit, Ltd. (b) (c)	13,564	654,327
Nielsen Holdings PLC (b)	12,604	400,681
Robert Half International, Inc.	4,668	270,231
United Rentals, Inc. (c)	3,175	548,418
Verisk Analytics, Inc. (c)	5,846	607,984
		3,016,027
Road & Rail (0.9%)
CSX Corp.	33,434	1,862,608
JB Hunt Transport Services, Inc.	3,190	373,709
Kansas City Southern	3,886	426,877
Norfolk Southern Corp.	10,708	1,453,932
Union Pacific Corp.	29,704	3,993,109
		8,110,235
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,772	588,044
WW Grainger, Inc.	1,974	557,201
		1,145,245
Information Technology (24.6%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	181,540	7,786,251
F5 Networks, Inc. (c)	2,360	341,280
Harris Corp.	4,505	726,566
Juniper Networks, Inc.	12,953	315,146
Motorola Solutions, Inc.	6,106	642,962
		9,812,205
Computers & Peripherals (3.9%)
Apple, Inc. (d)	191,207	32,080,710
NetApp, Inc.	10,079	621,774
Western Digital Corp.	11,161	1,029,826
		33,732,310
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	11,447	985,930
Corning, Inc.	32,693	911,481
FLIR Systems, Inc.	5,229	261,502
IPG Photonics Corp.	1,426	332,800
Seagate Technology PLC (b)	10,726	627,685
TE Connectivity, Ltd. (b)	13,192	1,317,881
		4,437,279
Internet Software & Services (4.7%)
Akamai Technologies, Inc. (c)	6,362	451,575

See accompanying notes to investments in securities.

Alphabet, Inc. - Class A (c)	11,250	$11,667,825
Alphabet, Inc. - Class C (c)	11,496	11,861,458
eBay, Inc. (c)	35,469	1,427,272
Facebook, Inc. - Class A (c)	90,287	14,426,960
VeriSign, Inc. (c)	3,174	376,309
		40,211,399
IT Services (4.2%)
Accenture PLC - Class A (b)	23,238	3,567,033
Alliance Data Systems Corp.	1,816	386,554
Automatic Data Processing, Inc.	16,715	1,896,818
Cognizant Technology Solutions Corp. - Class A	22,153	1,783,317
CSRA, Inc.	6,149	253,523
DXC Technology Co.	10,698	1,075,470
Fidelity National Information Services, Inc.	12,480	1,201,824
Fiserv, Inc. (c)	15,572	1,110,439
Gartner, Inc. - Class A (c)	3,410	401,084
Global Payments, Inc.	6,005	669,678
International Business Machines Corp.	32,283	4,953,181
Mastercard, Inc. - Class A	34,788	6,093,466
Paychex, Inc.	11,967	737,048
PayPal Holdings, Inc. (c)	42,512	3,225,385
The Western Union Co.	17,231	331,352
Total System Services, Inc.	6,238	538,090
Visa, Inc. - Class A	67,929	8,125,667
		36,349,929
Office Electronics (0.0%)
Xerox Corp.	7,998	230,182

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc. (c)	30,945	310,997
Analog Devices, Inc.	13,910	1,267,618
Applied Materials, Inc.	39,593	2,201,767
Broadcom, Ltd. (b)	15,513	3,655,638
Intel Corp.	176,358	9,184,725
KLA-Tencor Corp.	5,939	647,410
Lam Research Corp.	6,162	1,251,872
Microchip Technology, Inc.	8,754	799,765
Micron Technology, Inc. (c)	43,517	2,268,976
NVIDIA Corp.	22,867	5,295,769
Qorvo, Inc. (c)	4,737	333,722
QUALCOMM, Inc.	55,785	3,091,047
Skyworks Solutions, Inc.	6,857	687,483
Texas Instruments, Inc.	37,040	3,848,086
Xilinx, Inc.	9,602	693,648
		35,538,523
Software (5.7%)
Activision Blizzard, Inc.	28,531	1,924,701
Adobe Systems, Inc. (c)	18,525	4,002,882
ANSYS, Inc. (c)	3,130	490,440
Autodesk, Inc. (c)	8,345	1,047,965
CA, Inc.	11,691	396,325
Cadence Design Systems, Inc. (c)	10,654	391,748
Citrix Systems, Inc. (c)	4,874	452,307

See accompanying notes to investments in securities.

Electronic Arts, Inc. (c)	11,594	$1,405,656
Intuit, Inc.	9,168	1,589,273
Microsoft Corp.	290,155	26,482,447
Oracle Corp.	113,876	5,209,827
Red Hat, Inc. (c)	6,644	993,344
Salesforce.com, Inc. (c)	25,893	3,011,356
Symantec Corp.	23,294	602,150
Synopsys, Inc. (c)	5,579	464,396
Take-Two Interactive Software, Inc. (c)	4,311	421,530
		48,886,347
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	59,050	1,035,737
HP, Inc.	61,705	1,352,574
		2,388,311
Materials (2.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	8,290	1,318,359
Albemarle Corp.	4,150	384,871
CF Industries Holdings, Inc.	8,743	329,873
DowDuPont, Inc.	88,179	5,617,884
Eastman Chemical Co.	5,364	566,331
Ecolab, Inc.	9,751	1,336,570
FMC Corp.	5,003	383,080
International Flavors & Fragrances, Inc.	3,004	411,278
LyondellBasell Industries NV - Class A (b)	12,208	1,290,141
Monsanto Co.	16,578	1,934,487
PPG Industries, Inc.	9,553	1,066,115
Praxair, Inc.	10,865	1,567,819
The Mosaic Co.	13,184	320,107
The Sherwin-Williams Co.	3,116	1,221,846
		17,748,761
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	502,080
Vulcan Materials Co.	4,992	569,937
		1,072,017
Containers & Packaging (0.3%)
Ball Corp.	13,170	522,981
International Paper Co.	15,480	827,097
Packaging Corp. of America	3,560	401,212
Sealed Air Corp.	6,247	267,309
WestRock Co.	9,554	613,080
		2,631,679
Metals & Mining (0.3%)
Freeport-McMoRan, Inc. (c)	50,700	890,799
Newmont Mining Corp.	20,025	782,377
Nucor Corp.	11,967	731,064
		2,404,240
Real Estate (2.8%)
Health Care REITs (0.2%)
HCP, Inc.	17,601	408,871

See accompanying notes to investments in securities.

Ventas, Inc.	13,401	$663,752
Welltower, Inc.	13,875	755,216
		1,827,839
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	7,541	593,929
Host Hotels & Resorts, Inc.	27,663	515,638
		1,109,567
Industrial REITs (0.2%)
Duke Realty Corp.	13,452	356,209
ProLogis, Inc.	20,087	1,265,280
		1,621,489
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	3,815	476,455
Boston Properties, Inc.	5,850	720,837
SL Green Realty Corp.	3,404	329,609
Vornado Realty Trust	6,499	437,383
		1,964,284
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	11,305	533,822

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,857	238,673
AvalonBay Communities, Inc.	5,225	859,303
Equity Residential	13,866	854,423
Essex Property Trust, Inc.	2,490	599,293
Mid-America Apartment Communities, Inc.	4,290	391,420
UDR, Inc.	10,056	358,195
		3,301,307
Retail REITs (0.5%)
Federal Realty Investment Trust	2,700	313,497
GGP, Inc.	23,802	486,989
Kimco Realty Corp.	15,985	230,184
Realty Income Corp.	10,633	550,045
Regency Centers Corp.	5,530	326,160
Simon Property Group, Inc.	11,692	1,804,660
The Macerich Co.	3,995	223,800
		3,935,335
Specialized REITs (1.1%)
American Tower Corp.	16,613	2,414,533
Crown Castle International Corp.	15,626	1,712,766
Digital Realty Trust, Inc.	7,697	811,110
Equinix, Inc.	3,049	1,274,909
Extra Space Storage, Inc.	4,720	412,339
Iron Mountain, Inc.	10,573	347,429
Public Storage	5,611	1,124,388
SBA Communications Corp. (c)	4,390	750,339

See accompanying notes to investments in securities.

Weyerhaeuser Co.	28,383	$993,405
		9,841,218
Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	231,376	8,248,554
CenturyLink, Inc.	36,608	601,470
Verizon Communications, Inc.	155,556	7,438,688
		16,288,712
Utilities (2.9%)
Electric Utilities (1.7%)
Alliant Energy Corp.	8,691	355,114
American Electric Power Co., Inc.	18,497	1,268,709
Duke Energy Corp.	26,326	2,039,475
Edison International	12,213	777,480
Entergy Corp.	6,801	535,783
Eversource Energy	11,887	700,382
Exelon Corp.	36,365	1,418,599
FirstEnergy Corp.	16,786	570,892
NextEra Energy, Inc.	17,765	2,901,557
PG&E Corp. (c)	19,351	850,089
Pinnacle West Capital Corp.	4,150	331,170
PPL Corp.	26,154	739,897
The Southern Co.	37,990	1,696,633
Xcel Energy, Inc.	19,060	866,849
		15,052,629
Gas Utilities (0.1%)
ONEOK, Inc.	15,398	876,454

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,819	282,192
NRG Energy, Inc.	11,308	345,233
		627,425
Multi-Utilities (0.9%)
Ameren Corp.	9,104	515,559
CenterPoint Energy, Inc.	16,173	443,140
CMS Energy Corp.	10,549	477,764
Consolidated Edison, Inc.	11,654	908,313
Dominion Energy, Inc.	24,551	1,655,474
DTE Energy Co.	6,720	701,568
NiSource, Inc.	12,708	303,848
Public Service Enterprise Group, Inc.	19,003	954,711
SCANA Corp.	5,351	200,930
Sempra Energy	9,621	1,070,048
WEC Energy Group, Inc.	11,828	741,616
		7,972,971
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	551,914
Total common stocks (cost: $327,067,663)		847,593,887

See accompanying notes to investments in securities.

Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	11,116,208	$11,116,208
Total short-term securities (cost: $11,116,208)		11,116,208
Total investments in securities (cost: $338,183,871) (e)		858,710,095
Cash and other assets in excess of liabilities (0.0%)		249,982
Total net assets (100.0%)		$858,960,077

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 4.2% of net assets in foreign securities at March 31, 2018.

(c)          Non-income producing security.

(d)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2018, securities with an aggregate market value of $5,872,300 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	June 2018	81	Long	$11,112,666	$10,704,150	$(408,516)

(e)          At March 31, 2018 the cost of investments for federal income tax purposes was $340,510,398. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$526,184,695
Gross unrealized depreciation	(8,393,514)
Net unrealized appreciation	$517,791,181

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (49.9%)
Argentina (3.6%)
Government (3.6%)
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	38,676,000	$1,895,933
16.000%, 10/17/23	8,734,000	423,087
18.200%, 10/03/21	28,224,000	1,404,050
21.200%, 09/19/18	2,801,000	137,453
		3,860,523
Brazil (4.3%)
Government (4.3%)
Brazil Letras do Tesouro Nacional (BRL)
8.202%, 07/01/21 (c)	4,460,000	1,038,254
Brazil Notas do Tesouro Nacional Serie B (BRL)
18.961%, 05/15/19	80,000	76,871
18.961%, 08/15/22	134,000	132,814
18.961%, 05/15/23	186,000	184,594
18.961%, 08/15/24	110,000	110,391
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	4,840,000	1,529,850
10.000%, 01/01/23	5,209,000	1,637,071
		4,709,845
Ghana (1.9%)
Government (1.9%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	235,848
19.000%, 11/02/26	2,890,000	762,602
19.750%, 03/25/24	960,000	251,109
19.750%, 03/15/32	2,890,000	730,674
21.500%, 03/09/20	50,000	12,306
24.500%, 06/21/21	50,000	13,690
24.750%, 03/01/21	50,000	13,478
24.750%, 07/19/21	50,000	13,778
		2,033,485
Indonesia (10.2%)
Government (10.2%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	15,940
7.000%, 05/15/27	49,134,000,000	3,627,725
8.375%, 03/15/24	21,929,000,000	1,740,216
8.375%, 09/15/26	25,590,000,000	2,051,568
8.750%, 05/15/31	13,084,000,000	1,072,475
9.000%, 03/15/29	5,228,000,000	434,549
9.500%, 07/15/23	18,680,000,000	1,533,962
10.000%, 09/15/24	1,959,000,000	166,487
10.000%, 02/15/28	76,000,000	6,657
10.250%, 07/15/22	2,658,000,000	219,884
10.500%, 08/15/30	1,070,000,000	98,526
11.500%, 09/15/19	466,000,000	36,417
		11,004,406
Mexico (11.9%)
Government (11.9%)
Mexican Bonos (MXN)
4.750%, 06/14/18	56,610,000	3,079,769
5.000%, 12/11/19	100,870,000	5,319,554
6.500%, 06/10/21	20,100,000	1,078,453
8.000%, 06/11/20	44,930,000	2,500,410
8.500%, 12/13/18	13,490,000	742,643
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,661,884	88,266
4.000%, 06/13/19	2,077,355	113,204
		12,922,299

See accompanying notes to investments in securities.

Philippines (1.2%)
Government (1.2%)
Philippine Government Bond (PHP)
2.125%, 05/23/18	23,158,000	443,300
3.375%, 08/20/20	1,600,000	29,795
3.875%, 11/22/19	41,660,000	794,194
5.000%, 08/18/18	3,500,000	67,419
		1,334,708
South Korea (15.9%)
Government (15.9%)
Korea Treasury Bond (KRW)
1.375%, 09/10/21	708,200,000	642,782
1.500%, 06/10/19	2,690,600,000	2,510,497
1.875%, 03/10/22	200,000,000	183,804
2.000%, 03/10/21	2,212,310,000	2,058,990
2.000%, 09/10/22	2,371,000,000	2,182,759
3.000%, 03/10/23	967,000,000	928,941
3.000%, 09/10/24	2,419,000,000	2,327,700
3.375%, 09/10/23	2,729,000,000	2,667,638
3.500%, 03/10/24	1,785,000,000	1,762,324
3.750%, 06/10/22	1,792,000,000	1,768,821
4.250%, 06/10/21	139,300,000	138,386
		17,172,642
Ukraine (0.9%)
Government (0.9%)
Ukraine Government International Bond (USD)
0.000%, 05/31/40 (d) (e)	1,369,000	953,254
Total long-term debt securities (cost: $52,322,266)		53,991,162

Short-Term Securities (45.3%)
Argentina (0.7%)
Argentina Treasury Bills (ARS)
25.100%, 09/19/18 (c) (f)	3,802,000	168,603
25.140%, 09/19/18 (c) (f)	1,674,000	74,235
25.150%, 09/19/18 (c) (f)	1,110,000	49,224
Bonos de la Nacion Argentina con Ajuste por CER (ARS)
3.850%, 02/08/19 (c)	1,868,000	98,262
Letras Banco Central Argentina (ARS)
25.250%, 08/15/18 (c) (f)	1,480,000	67,114
25.350%, 08/15/18 (c) (f)	370,000	16,778
25.500%, 07/18/18 (c) (f)	2,368,000	109,353
25.700%, 06/21/18 (c) (f)	740,000	34,800
Letras del Banco Central de la Republica Argentina (ARS)
25.100%, 10/17/18 (c) (f)	2,202,000	96,030
		714,399
Mexico (6.5%)
Mexican Cetes (MXN)
7.229%, 04/12/18 (c)	23,432,700	1,281,093
7.249%, 04/12/18 (c)	24,020,300	1,313,218
7.280%, 05/10/18 (c)	81,600	4,435
7.290%, 05/10/18 (c)	8,913,600	484,494
7.290%, 05/24/18 (c)	122,300	6,628
7.300%, 04/26/18 (c)	4,935,700	269,062
7.310%, 04/26/18 (c)	5,053,300	275,473
7.310%, 05/24/18 (c)	492,500	26,691
7.310%, 08/16/18 (c)	13,725,900	730,702
7.320%, 06/21/18 (c)	7,591,300	408,974
7.325%, 04/26/18 (c)	12,792,700	697,373
7.336%, 08/16/18 (c)	1,882,000	100,189
7.341%, 10/11/18 (c)	204,800	10,776
7.371%, 08/16/18 (c)	2,711,200	144,331
7.371%, 10/11/18 (c)	9,688,700	509,793
7.422%, 06/07/18 (c)	380,000	20,533
7.432%, 12/06/18 (c)	410,000	21,326

See accompanying notes to investments in securities.

7.513%, 05/10/18 (c)	2,177,600	118,362
7.564%, 06/21/18 (c)	6,117,100	329,553
7.665%, 07/05/18 (c)	2,177,700	116,976
7.756%, 12/06/18 (c)	1,851,000	96,278
		6,966,260
United States (35.6%)
Federal Home Loan Bank (USD)
1.217%, 04/02/18 (c)	9,455,000	9,455,000
1.420%, 04/02/18 (c)	11,070,000	11,070,000
U.S. Treasury Bill (USD)
1.573%, 04/05/18 (c)	18,000,000	17,997,561
		38,522,561

	Shares	Value(a)
Investment Companies (2.5%)
United States (2.5%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 1.580%	2,742,162	2,742,162
Total short-term securities (cost: $48,711,204)		48,945,382
Total investments in securities (cost: $101,033,470) (g)		102,936,544
Cash and other assets in excess of liabilities (4.8%)		5,200,149
Total net assets (100.0%)		$108,136,693

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2018, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)(a)	Counterparty
04/03/18	46,305	USD	37,500	EUR	$(186)	GSC
04/03/18	37,500	EUR	45,854	USD	(265)	GSC
04/09/18	805,000	EUR	976,698	USD	(13,670)	BOA
04/09/18	111,700	AUD	87,216	USD	1,539	CIT
04/09/18	366,500	EUR	445,422	USD	(5,473)	JPM
04/09/18	30,600	EUR	37,120	USD	(526)	SCB
04/09/18	228,417	EUR	277,138	USD	(3,877)	UBS
04/10/18	335,000	EUR	403,424	USD	(8,746)	BCB
04/10/18	1,578,954	EUR	1,901,029	USD	(41,647)	HSB
04/10/18	358,966	EUR	431,900	USD	(9,755)	JPM
04/10/18	29,920,000	JPY	268,221	USD	(13,246)	SCB
04/10/18	3,206,080	EUR	3,861,204	USD	(83,416)	SCB
04/11/18	57,903,900	JPY	518,955	USD	(25,793)	BCB
04/11/18	7,000,000,000	KRW	6,224,435	USD	(349,703)	HSB
04/11/18	402,345	USD	430,240,000	KRW	1,720	HSB
04/11/18	60,438	USD	3,868,000	INR	(1,178)	JPM
04/11/18	239,311	EUR	287,084	USD	(7,373)	JPM
04/12/18	717,825	EUR	863,691	USD	(19,614)	DBK
04/12/18	279,196	EUR	346,489	USD	2,931	JPM
04/13/18	12,300,000	JPY	113,244	USD	(2,484)	CIT
04/16/18	119,438	EUR	144,712	USD	(2,302)	BOA
04/16/18	763,000,000	KRW	713,384	USD	(3,270)	CIT
04/16/18	78,270	EUR	95,656	USD	(685)	GSC
04/16/18	602,000	EUR	729,230	USD	(11,761)	HSB
04/16/18	116,000	EUR	140,528	USD	(2,254)	JPM
04/16/18	160,000	EUR	193,744	USD	(3,197)	SCB
04/17/18	38,749	EUR	47,282	USD	(417)	BOA
04/18/18	22,030,000	JPY	202,897	USD	(4,435)	BOA
04/18/18	168,000	EUR	206,657	USD	(161)	GSC
04/18/18	935,351	EUR	1,150,808	USD	(662)	JPM
04/19/18	4,091,670	USD	264,076,362	INR	(49,852)	JPM
04/19/18	365,500	EUR	451,721	USD	1,738	MSC
04/19/18	365,500	EUR	452,467	USD	2,483	MSC
04/23/18	77,666,000	JPY	732,456	USD	1,316	CIT
04/23/18	29,220,000	JPY	272,823	USD	(2,251)	JPM
04/23/18	911,621	USD	58,640,000	INR	(14,549)	JPM
04/23/18	317,259	EUR	390,802	USD	99	JPM
04/24/18	815,540	EUR	1,003,685	USD	(723)	DBK
04/24/18	142,170,490	JPY	1,324,808	USD	(13,643)	JPM
04/25/18	76,376	USD	5,058,000	INR	982	DBK
04/25/18	148,506	USD	9,556,000	INR	(2,355)	JPM
04/25/18	60,081	USD	3,868,000	INR	(923)	JPM
04/26/18	14,825,000	JPY	141,004	USD	1,420	MSC
04/27/18	496,728	USD	32,918,166	INR	6,605	DBK
04/27/18	52,800,000	JPY	467,907	USD	(29,255)	GSC
04/30/18	690,867	EUR	859,645	USD	8,417	BCB
04/30/18	77,000	EUR	96,250	USD	1,377	GSC
04/30/18	536,000,000	KRW	476,148	USD	(27,438)	HSB
04/30/18	633,107	EUR	786,480	USD	6,418	SCB
05/02/18	312,373	USD	20,094,000	INR	(5,316)	HSB
05/02/18	535,000	EUR	670,735	USD	11,458	JPM
05/03/18	37,500	EUR	46,403	USD	188	GSC
05/07/18	262,390	EUR	328,381	USD	4,924	BOA
05/07/18	699,000	EUR	874,799	USD	13,119	BOA
05/07/18	76,884	EUR	96,043	USD	1,266	CIT
05/07/18	631,764	EUR	790,672	USD	11,876	DBK
05/07/18	820,000	EUR	1,024,565	USD	13,725	DBK
05/09/18	13,826,020	JPY	122,205	USD	(8,069)	CIT
05/09/18	111,700	AUD	87,222	USD	1,542	CIT
05/09/18	3,116,000	EUR	3,849,210	USD	7,473	DBK
05/14/18	11,479,666	JPY	102,206	USD	(5,999)	CIT
05/14/18	3,074,985	EUR	3,791,272	USD	(1,240)	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)(a)	Counterparty
05/14/18	158,000	EUR	195,202	USD	$334	HSB
05/14/18	13,582,000	JPY	121,062	USD	(6,959)	JPM
05/14/18	890,000	EUR	1,097,343	USD	(332)	JPM
05/14/18	279,196	EUR	347,263	USD	2,919	JPM
05/15/18	1,020,000,000	KRW	916,195	USD	(42,722)	CIT
05/15/18	115,000	EUR	143,013	USD	1,168	DBK
05/15/18	107,000	EUR	132,907	USD	930	GSC
05/15/18	19,620,000	JPY	174,698	USD	(10,250)	GSC
05/15/18	22,910,000	JPY	204,828	USD	(11,134)	HSB
05/15/18	1,520,000	AUD	1,160,148	USD	(5,795)	JPM
05/15/18	14,666,000	JPY	130,971	USD	(7,278)	SCB
05/16/18	589,650	EUR	735,659	USD	8,315	BOA
05/16/18	14,665,000	JPY	130,517	USD	(7,733)	CIT
05/16/18	384,180	USD	25,664,000	INR	7,341	HSB
05/16/18	100,685,000	JPY	896,803	USD	(52,375)	JPM
05/16/18	13,769,800	JPY	122,504	USD	(7,307)	SCB
05/17/18	2,133,000,000	KRW	1,908,298	USD	(97,155)	HSB
05/18/18	74,624,550	JPY	669,819	USD	(33,785)	BOA
05/18/18	97,530,600	JPY	874,898	USD	(44,677)	CIT
05/18/18	610,000,000	KRW	549,104	USD	(24,447)	DBK
05/21/18	74,400,375	JPY	677,676	USD	(23,967)	BOA
05/21/18	97,530,600	JPY	871,797	USD	(47,979)	CIT
05/21/18	1,071,500,000	KRW	993,556	USD	(14,062)	CIT
05/21/18	45,867,000	JPY	410,406	USD	(22,149)	DBK
05/21/18	51,438,000	JPY	484,770	USD	(323)	DBK
05/21/18	74,662,400	JPY	681,537	USD	(22,577)	HSB
05/21/18	317,259	EUR	398,537	USD	7,054	JPM
05/21/18	317,000	EUR	397,719	USD	6,556	SCB
05/21/18	20,675	EUR	25,944	USD	432	UBS
05/22/18	74,602,500	JPY	683,674	USD	(19,927)	BOA
05/22/18	23,068,000	JPY	207,499	USD	(10,063)	CIT
05/22/18	403,000	AUD	318,003	USD	8,870	CIT
05/22/18	1,514,253	EUR	1,880,445	USD	11,792	HSB
05/22/18	96,755,000	JPY	908,242	USD	(4,287)	HSB
05/22/18	41,201,000	JPY	377,584	USD	(10,996)	JPM
05/22/18	642,000	EUR	797,640	USD	5,385	JPM
05/22/18	69,639,000	JPY	653,651	USD	(3,137)	JPM
05/22/18	33,313	EUR	41,401	USD	292	UBS
05/23/18	1,464,000,000	KRW	1,357,504	USD	(19,342)	CIT
05/24/18	2,437,324	USD	161,582,400	INR	25,389	JPS
05/24/18	52,556,000	JPY	472,674	USD	(23,072)	SCB
05/25/18	64,764,000	JPY	593,077	USD	(17,867)	BOA
05/29/18	11,968,000	JPY	107,703	USD	(5,228)	HSB
05/29/18	65,472,000	JPY	615,911	USD	(1,892)	HSB
05/29/18	60,993,500	JPY	574,267	USD	(1,276)	JPM
05/29/18	524,000	EUR	649,488	USD	2,528	MSC
05/29/18	14,825,000	JPY	141,305	USD	1,414	MSC
05/31/18	690,867	EUR	856,433	USD	3,330	BCB
05/31/18	54,600,000	JPY	514,949	USD	(340)	BCB
05/31/18	1,416,728	EUR	1,758,017	USD	8,599	BOA
05/31/18	130,792	EUR	161,988	USD	483	DBK
05/31/18	38,472,000	JPY	362,192	USD	(889)	DBK
05/31/18	1,494,000,000	KRW	1,387,573	USD	(18,015)	DBK
05/31/18	130,500	EUR	161,720	USD	574	GSC
05/31/18	645,663	EUR	799,144	USD	1,859	SCB
05/31/18	616,157	EUR	763,554	USD	2,705	UBS
06/01/18	73,808,000	JPY	691,734	USD	(4,882)	HSB
06/04/18	37,500	EUR	46,059	USD	(261)	GSC
06/04/18	9,862,666	USD	32,387,023	BRL	(168,565)	JPM
06/04/18	4,502,500	BRL	1,416,549	USD	68,858	JPM
06/05/18	1,449,000,000	KRW	1,355,029	USD	(8,526)	HSB
06/05/18	44,000,000	JPY	413,650	USD	(1,753)	JPM
06/06/18	20,800,000	JPY	198,473	USD	2,086	HSB
06/06/18	158,417	EUR	196,280	USD	575	UBS
06/07/18	262,390	EUR	325,135	USD	956	BOA
06/07/18	51,000	EUR	63,281	USD	271	GSC
06/08/18	46,300,000	JPY	416,866	USD	(20,353)	CIT
06/11/18	34,700,000	JPY	311,162	USD	(16,591)	HSB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)(a)	Counterparty
06/12/18	91,710,000	JPY	816,805	USD	$(49,491)	CIT
06/12/18	955,000	AUD	748,625	USD	16,012	JPM
06/12/18	279,196	EUR	347,965	USD	2,879	JPM
06/13/18	17,886,000	JPY	159,440	USD	(9,524)	CIT
06/13/18	1,971,000	AUD	1,545,146	USD	33,117	CIT
06/13/18	55,874	EUR	69,345	USD	279	CIT
06/13/18	717,825	EUR	890,336	USD	3,031	DBK
06/13/18	22,100,000	JPY	208,014	USD	(760)	DBK
06/13/18	66,670,000	JPY	594,260	USD	(35,555)	HSB
06/13/18	61,770,000	JPY	550,665	USD	(32,861)	JPM
06/14/18	250,780	USD	16,470,000	INR	(356)	DBK
06/14/18	607,000,000	KRW	568,379	USD	(3,003)	DBK
06/15/18	26,000,000	JPY	232,247	USD	(13,407)	JPM
06/15/18	1,520,000	AUD	1,199,751	USD	33,689	JPM
06/15/18	317,259	EUR	395,391	USD	3,162	JPM
06/18/18	589,650	EUR	734,391	USD	5,222	BOA
06/18/18	46,950,000	JPY	437,354	USD	(6,340)	HSB
06/18/18	370,000	AUD	290,995	USD	7,146	JPM
06/18/18	18,200,000	JPY	162,700	USD	(9,296)	MSC
06/19/18	22,560,000	JPY	214,004	USD	788	BCB
06/19/18	67,230	USD	4,419,000	INR	(76)	CIT
06/19/18	46,870,000	JPY	432,157	USD	(10,815)	DBK
06/19/18	78,270	EUR	97,201	USD	403	GSC
06/19/18	154,900,000	JPY	1,394,603	USD	(69,369)	JPM
06/20/18	35,200,000	JPY	322,256	USD	(10,448)	CIT
06/20/18	508,500,000	KRW	478,048	USD	(711)	CIT
06/20/18	246,460	EUR	305,278	USD	451	GSC
06/20/18	4,111,000	AUD	3,241,482	USD	87,659	JPM
06/20/18	20,675	EUR	25,664	USD	93	UBS
06/22/18	46,960,000	JPY	428,233	USD	(15,692)	DBK
06/22/18	28,159,000	JPY	267,241	USD	1,047	DBK
06/26/18	42,092,130	JPY	401,413	USD	3,384	BCB
06/28/18	60,993,500	JPY	583,994	USD	7,143	JPM
06/29/18	1,416,728	EUR	1,769,323	USD	15,777	BOA
06/29/18	130,740	EUR	163,289	USD	1,466	DBK
06/29/18	130,500	EUR	162,981	USD	1,456	GSC
06/29/18	9,763,000	JPY	92,477	USD	136	JPM
07/12/18	9,980,000	JPY	90,471	USD	(4,013)	CIT
07/17/18	33,230,000	JPY	301,384	USD	(13,328)	BCB
07/17/18	35,690,000	JPY	323,866	USD	(14,145)	HSB
07/19/18	486,001	USD	31,697,000	INR	(5,892)	DBK
07/19/18	577,412	USD	37,658,833	INR	(7,000)	DBK
07/30/18	50,203,538	JPY	467,147	USD	(8,763)	DBK
07/30/18	17,600,000	JPY	163,601	USD	(3,240)	JPM
07/31/18	60,350,000	JPY	560,626	USD	(11,510)	BCB
08/06/18	371,263	USD	24,082,000	INR	(7,214)	JPM
08/08/18	168,116	USD	10,920,000	INR	(3,074)	HSB
08/09/18	14,673,000	JPY	135,642	USD	(3,553)	CIT
08/13/18	61,530,000	JPY	568,895	USD	(14,975)	CIT
08/14/18	11,479,667	JPY	102,795	USD	(6,145)	CIT
08/15/18	8,030,000	JPY	75,469	USD	(740)	JPM
08/16/18	100,310,000	JPY	945,661	USD	(6,407)	JPM
08/27/18	22,797,000	JPY	215,738	USD	(806)	DBK
09/11/18	34,700,000	JPY	313,033	USD	(16,933)	HSB
09/18/18	21,480,270	JPY	204,867	USD	505	GSC
09/19/18	15,430,000	JPY	147,574	USD	763	DBK
01/11/19	62,600,000	JPY	569,132	USD	(32,011)	BCB
01/11/19	10,873,000	JPY	98,819	USD	(5,594)	GSC
01/16/19	21,600,000	JPY	198,529	USD	(8,976)	JPM
01/22/19	45,710,000	JPY	422,458	USD	(16,876)	SCB
01/24/19	27,530,000	JPY	254,733	USD	(9,909)	BCB
01/24/19	10,020,000	JPY	92,394	USD	(3,927)	DBK
01/25/19	32,786,000	JPY	304,397	USD	(10,795)	CIT
01/25/19	51,000,000	JPY	473,103	USD	(17,192)	JPM
01/31/19	64,982,551	JPY	610,337	USD	(14,679)	HSB
02/14/19	11,479,667	JPY	108,358	USD	(2,180)	CIT
02/15/19	15,430,000	JPY	147,229	USD	(1,358)	BCB
					$(1,627,677)

See accompanying notes to investments in securities.

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

		Payment Frequency	Maturity	Notional	Upfront Payments/	Unrealized Appreciation/	Market Value
Description	Counterparty	(Pay/Rec)	Date	Amount	(Receipts)	(Depreciation)(a)	Asset	Liability
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	Quarterly/ Semi-Annual	02/03/25	$440,000	$—	$25,070	$25,070	$—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	Quarterly/ Semi-Annual	01/22/25	704,000	—	35,533	35,533	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	Quarterly/ Semi-Annual	01/29/25	320,000	—	15,708	15,708	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	Quarterly/ Semi-Annual	01/30/25	270,000	—	13,204	13,204	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	Quarterly/ Semi-Annual	01/23/25	880,000	—	41,287	41,287	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	Quarterly/ Semi-Annual	01/27/25	1,300,000	—	60,876	60,876	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	Quarterly/ Semi-Annual	03/27/25	750,000	—	36,282	36,282	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	Quarterly/ Semi-Annual	03/27/25	750,000	—	35,930	35,930	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/ Semi-Annual	11/18/46	3,200,000	—	275,521	275,521	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/ Semi-Annual	04/13/47	1,700,000	—	89,012	89,012	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	Quarterly/ Semi-Annual	05/09/24	1,704,000	—	(9,507)	—	(9,507)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/ Semi-Annual	03/13/47	2,000,000	—	13,407	13,407	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.979%	CIT	Quarterly/ Semi-Annual	02/20/48	1,514,000	—	(52,148)	—	(52,148)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.002%	HSB	Quarterly/ Semi-Annual	02/22/48	1,514,000	—	(59,156)	—	(59,156)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.019%	HSB	Quarterly/ Semi-Annual	02/23/48	1,514,000	—	(64,565)	—	(64,565)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	Quarterly/ Semi-Annual	05/09/44	2,028,000	—	(219,447)	—	(219,447)
Net unrealized appreciation (depreciation)					$—	$237,007	$641,830	$(404,823)

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          Rate represents annualized yield at date of purchase.

(d)         Variable rate security.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)           These securities are being fair-valued according to procedures approved by the Board of Trustees.

(g)          At March 31, 2018 the cost of investments for federal income tax purposes was $101,033,470. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$3,655,434
Gross unrealized depreciation	(1,752,360)
Net unrealized appreciation	$1,903,074

See accompanying notes to investments in securities.

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar

Counterparty Legend

BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Equity Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (90.1%)
Investment Companies (90.1%)
iShares Core High Dividend ETF	574,942	$48,571,100
iShares Edge MSCI Minimum Volatility EAFE ETF	917,263	67,593,110
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	261,705	16,314,690
iShares Edge MSCI Minimum Volatility USA ETF	1,666,432	86,537,814
iShares MSCI Germany ETF	339,042	10,862,906
iShares Short Maturity Bond ETF	267,145	13,399,993
Total mutual funds (cost: $220,072,976)		243,279,613

Purchased Options (0.1%)
Put Option Purchased (0.1%)
S&P 500 Index, $2,650.00, 05/18/18 (cost: $192,120)		243,800

Short-Term Securities (12.0%)
Investment Companies (12.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	32,418,110	32,418,110
Total short-term securities (cost: $32,418,110)		32,418,110
Total investments in securities (cost: $252,683,206) (b)		275,941,523
Liabilities in excess of cash and other assets (-2.2%)		(5,969,287)
Total net assets (100.0%)		$269,972,236

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         At March 31, 2018 the cost of investments for federal income tax purposes was $252,627,774. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$23,239,149
Gross unrealized depreciation	—
Net unrealized appreciation	$23,239,149

Holdings of Options Contracts

Purchased Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Call - S&P 500 Index	40	May 2018	$4,000	$2,650.00	$243,800

Written Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Call - S&P 500 Index	40	May 2018	$4,000	$2,750.00	$(74,600)

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.8%)
Government Obligations (72.1%)
Other Government Obligations (1.1%)
Provincial or Local Government Obligations (1.1%)
Ohio State Water Development Authority, 4.817%, 12/01/30	$250,000	$276,937
Texas A&M University, 4.000%, 05/15/31	325,000	335,026
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	359,619
		971,582
U.S. Government Agencies and Obligations (71.0%)
Export-Import Bank of the United States (0.7%)
DY7 Leasing LLC, 2.578%, 12/10/25	161,458	160,369
Export Leasing 2009 LLC, 1.859%, 08/28/21	92,207	91,194
Helios Leasing I LLC
1.825%, 05/16/25	94,576	91,434
2.018%, 05/29/24	143,162	139,822
Union 16 Leasing LLC, 1.863%, 01/22/25	152,157	147,674
		630,493
Federal Home Loan Mortgage Corporation (FHLMC) (13.4%)
2.320%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	219,589	220,275
2.500%, 03/01/28	147,312	145,335
2.500%, 04/01/28	224,911	221,897
2.822%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	421,835
3.000%, 08/01/42	116,388	114,411
3.000%, 12/01/42	238,126	234,106
3.000%, 01/01/43	317,712	312,319
3.000%, 02/01/43	754,836	742,018
3.000%, 04/01/43	308,720	303,477
3.000%, 10/25/46	358,175	346,456
3.500%, 10/01/25	100,158	102,338
3.500%, 05/01/32	271,712	277,690
3.500%, 03/01/42	1,039,343	1,047,226
3.500%, 08/01/42	268,018	270,051
3.500%, 12/01/44	1,205,347	1,210,987
3.500%, 05/25/45	583,506	575,304
3.500%, 11/01/46	404,997	406,871
4.000%, 09/01/40	363,141	375,915
4.000%, 03/01/41	387,520	401,789
4.000%, 01/01/45	861,414	887,778
4.500%, 04/01/23	36,712	38,452
4.500%, 09/01/40	231,378	244,268
4.500%, 01/01/41	252,971	267,621
4.500%, 03/01/41	262,728	278,006
5.000%, 03/01/23	27,818	29,718
5.000%, 05/01/29	38,520	41,587
5.000%, 08/01/35	40,343	43,519
5.000%, 11/01/35	40,968	44,067
5.000%, 11/01/39	429,420	467,005
5.000%, 03/01/40	319,896	348,940
5.500%, 06/01/20	12,935	13,135

See accompanying notes to investments in securities.

5.500%, 10/01/20	$46,244	$46,831
5.500%, 11/01/23	86,526	93,811
5.500%, 05/01/34	153,417	172,342
6.000%, 09/01/22	48,517	50,515
6.000%, 11/01/33	138,829	157,606
6.250%, 12/15/23	54,435	57,508
6.422%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	211,126	235,401
6.500%, 11/01/32	42,756	48,532
6.672%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	200,000	233,762
		11,530,704
Federal National Mortgage Association (FNMA) (40.0%)
2.500%, 03/01/27	371,435	367,133
2.500%, 11/01/27	173,109	169,776
2.500%, 03/01/28	398,363	393,506
3.000%, 09/01/22	112,940	113,805
3.000%, 11/01/27	175,960	176,796
3.000%, 06/01/28	234,283	234,854
3.000%, 04/17/33 (c)	1,700,000	1,697,787
3.000%, 03/01/42	126,281	124,306
3.000%, 09/01/42	168,858	166,242
3.000%, 03/01/43	123,394	121,489
3.000%, 04/01/43	494,782	487,176
3.000%, 05/01/43	687,188	676,595
3.000%, 09/01/43	192,434	189,469
3.000%, 01/01/46	506,017	494,247
3.000%, 04/12/48 (c)	1,875,000	1,828,711
3.500%, 11/01/25	58,919	60,142
3.500%, 01/01/26	136,181	139,010
3.500%, 12/01/32	234,728	239,812
3.500%, 11/01/40	219,467	221,508
3.500%, 01/01/41	392,162	395,854
3.500%, 02/01/41	795,551	803,031
3.500%, 11/01/41	367,938	371,400
3.500%, 12/01/41	697,507	704,075
3.500%, 01/01/42	1,635,959	1,651,379
3.500%, 05/01/42	511,780	516,590
3.500%, 08/01/42	471,881	476,232
3.500%, 01/01/43	292,729	295,486
3.500%, 02/01/43	602,260	607,935
3.500%, 03/01/43	269,172	271,706
3.500%, 05/01/43	980,778	989,054
3.500%, 06/01/45	1,561,630	1,568,287
3.500%, 10/01/45	211,226	212,039
3.500%, 01/01/46	408,542	410,428
3.500%, 01/01/47	940,882	944,325
3.500%, 11/01/47	989,008	992,702
3.500%, 04/12/48 (c)	2,075,000	2,079,336
4.000%, 06/25/23	118,371	119,997
4.000%, 12/01/40	154,359	159,521
4.000%, 04/01/41	144,042	149,058
4.000%, 11/01/41	309,847	320,295
4.000%, 06/01/42	812,444	839,830
4.000%, 09/01/43	500,637	515,559
4.000%, 10/01/43	1,220,550	1,265,009

See accompanying notes to investments in securities.

4.000%, 01/01/44	$277,094	$287,188
4.000%, 08/01/44	240,480	248,041
4.000%, 04/12/48 (c)	870,000	892,790
4.500%, 04/01/21	2,762	2,801
4.500%, 11/01/23	30,670	32,124
4.500%, 04/01/25	62,649	65,259
4.500%, 05/25/34	537,000	579,313
4.500%, 05/01/35	201,397	211,998
4.500%, 07/01/35	178,007	187,243
4.500%, 09/01/37	213,662	224,980
5.000%, 05/01/18	1,190	1,209
5.000%, 10/01/20	34,546	35,442
5.000%, 06/25/23	112,328	116,835
5.000%, 11/01/33	184,645	199,349
5.000%, 03/01/34	380,994	411,759
5.000%, 05/01/34	43,671	47,151
5.000%, 12/01/34	36,417	39,319
5.000%, 04/01/35	56,513	61,010
5.000%, 07/01/35	354,897	383,157
5.000%, 03/01/38	106,933	115,748
5.000%, 06/01/39	171,220	186,541
5.000%, 12/01/39	256,509	279,868
5.000%, 06/01/40	86,819	94,066
5.000%, 04/01/41	158,650	172,132
5.500%, 08/01/23	48,706	52,875
5.500%, 02/01/24	71,554	77,678
5.500%, 04/01/33	298,787	330,499
5.500%, 05/01/33	16,428	18,043
5.500%, 01/01/34	43,865	48,190
5.500%, 02/01/34	27,404	30,103
5.500%, 04/01/34	66,037	72,508
5.500%, 05/01/34	10,431	11,364
5.500%, 09/01/34	162,867	178,693
5.500%, 10/01/34	70,246	77,261
5.500%, 01/01/35	109,205	120,494
5.500%, 02/01/35	207,802	229,443
5.500%, 06/01/35	12,062	13,246
5.500%, 08/01/35	55,023	60,438
5.500%, 10/01/35	38,802	43,423
5.500%, 11/01/35	9,002	9,875
5.500%, 09/01/36	159,011	174,755
5.500%, 05/01/38	2,752	2,987
5.522%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	250,000	272,032
6.000%, 09/01/32	17,089	19,425
6.000%, 10/01/32	261,549	297,052
6.000%, 11/01/32	212,568	241,576
6.000%, 03/01/33	242,642	275,473
6.000%, 04/01/33	35,806	39,827
6.000%, 12/01/33	65,128	73,553
6.000%, 08/01/34	61,065	68,566
6.000%, 09/01/34	31,619	35,470
6.000%, 11/01/34	17,288	19,227
6.000%, 12/01/34	137,445	154,562
6.000%, 11/01/36	15,738	17,554

See accompanying notes to investments in securities.

6.000%, 01/01/37	$153,495	$172,399
6.000%, 08/01/37	41,051	46,076
6.000%, 09/01/37	57,510	65,313
6.000%, 12/01/37	31,014	34,639
6.000%, 12/01/38	64,826	72,260
6.272%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	100,000	114,157
6.500%, 11/01/23	40,607	42,536
6.500%, 02/01/32	224,537	253,210
6.500%, 04/01/32	72,470	81,422
6.500%, 05/01/32	22,575	25,193
6.500%, 07/01/32	254,651	286,420
6.500%, 09/01/34	22,083	24,645
6.500%, 11/01/34	8,176	9,124
6.500%, 03/01/35	104,269	117,024
6.500%, 02/01/36	15,226	16,992
6.500%, 09/01/37	101,613	113,398
7.000%, 09/01/31	105,592	118,113
7.000%, 11/01/31	19,948	22,462
7.000%, 02/01/32	81,667	92,872
7.000%, 07/01/32	16,222	18,221
7.000%, 10/01/37	16,111	16,834
7.500%, 07/25/22	53,788	56,304
7.500%, 04/01/31	30,592	33,837
		34,336,458
Government National Mortgage Association (GNMA) (16.4%)
0.011%, 06/17/45 (b) (d)	268,191	90
0.643%, 07/16/40 (b) (d)	213,882	118
1.000%, 12/20/42	146,085	134,524
3.000%, 09/20/42	460,576	455,212
3.000%, 09/20/44	169,165	167,506
3.000%, 03/15/45	499,159	491,921
3.000%, 04/15/45	1,350,593	1,331,006
3.000%, 05/15/45	125,959	124,170
3.250%, 04/20/33	182,387	183,892
3.250%, 03/20/35	1,147,275	1,156,704
3.250%, 11/20/35	300,085	302,112
3.250%, 01/20/36	1,119,182	1,126,751
3.500%, 11/15/40	114,049	115,869
3.500%, 10/20/43	334,822	339,956
3.500%, 02/20/45	540,370	546,491
3.500%, 03/20/45	815,798	825,040
3.500%, 04/20/45	1,031,537	1,043,223
3.500%, 04/20/46	237,226	239,714
3.500%, 04/19/48 (c)	600,000	605,824
3.750%, 03/20/46	247,457	252,350
4.000%, 07/20/31	428,552	444,306
4.000%, 04/20/39	298,277	309,216
4.000%, 12/20/40	902,092	940,022
4.000%, 01/15/41	60,169	62,213
4.000%, 02/15/41	432,779	453,305
4.000%, 10/15/41	314,078	325,076
4.000%, 12/20/44	170,108	176,093
4.500%, 06/15/40	289,856	307,619
5.000%, 05/15/33	90,967	97,695

See accompanying notes to investments in securities.

5.000%, 12/15/39	$81,736	$88,263
5.000%, 01/15/40	707,184	750,206
5.000%, 07/15/40	373,176	396,069
5.500%, 07/15/38	113,466	126,368
5.500%, 10/15/38	134,610	150,264
		14,069,188
U.S. Treasury (0.4%)
U.S. Treasury Note
2.250%, 02/15/27 (e)	150,000	144,170
2.750%, 02/15/28	200,000	200,102
		344,272
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	45,950	48,706
Total government obligations (cost: $62,431,373)		61,931,403

Asset-Backed Securities (9.8%)
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	150,000	146,987
Bear Stearns Asset Backed Securities Trust, 2.847%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	347,581
CarMax Auto Owner Trust, 1.880%, 11/15/19	350,000	349,507
CarMax Auto Owner Trust 2018-1, 2.950%, 11/15/23	350,000	345,550
Chase Funding Trust
2.432%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	155,233	146,801
2.512%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	120,225	117,794
Chesapeake Funding II LLC
3.260%, 11/15/29 (f)	125,000	122,936
3.380%, 08/15/29 (f)	275,000	272,160
3.710%, 05/15/29 (f)	100,000	99,844
Commonbond Student Loan Trust, 5.280%, 05/25/41 (f)	250,000	252,022
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	420,201	432,817
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (g)	116,064	116,769
Earnest Student Loan Program LLC, 2.650%, 01/25/41 (f)	382,034	374,642
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	482,654	504,870
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (h) (i) (j)	56,735	56,818
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	116,831	115,875
Ford Credit Auto Owner Trust 2018-REV1, 3.190%, 07/15/31 (f)	365,000	363,706
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	101,790	101,378
3.710%, 01/18/22 (f)	285,000	280,312
GM Financial Consumer Automobile Receivables Trust 2018-1, 2.770%, 07/17/23	150,000	148,294
Invitation Homes 2015-SFR3 Trust, 3.050%, 08/17/32 (1-Month LIBOR + 1.300%) (b) (f)	610,735	611,159
Invitation Homes 2018-SFR1 Trust, 3.058%, 03/17/37 (1-Month LIBOR + 1.250%) (b) (f)	500,000	503,099
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	45,303	45,958
Morgan Stanley Dean Witter Capital I, Inc., 2.432%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	169,034
PFS Financing Corp., 2.177%, 02/15/22 (1-Month LIBOR + 0.400%) (b) (f) (h)	550,000	549,986
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	499,333
Progress Residential Trust, 3.565%, 08/17/34 (f)	475,000	468,545
Saxon Asset Securities Trust, 2.412%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	258,547
Towd Point Mortgage Trust, 3.750%, 04/25/55 (b) (f)	350,000	353,512
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	300,000	298,754
Total asset-backed securities (cost: $8,475,480)		8,454,590

See accompanying notes to investments in securities.

Other Mortgage-Backed Securities (13.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.0%)
Agate Bay Mortgage Trust, 3.820%, 01/25/45 (b) (f)	$256,071	$253,347
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	136,727	94,726
Citigroup Mortgage Loan Trust, Inc., 2.996%, 09/25/64 (b) (f)	488,498	484,940
CSMC Trust, 3.500%, 06/25/47 (b) (f)	525,000	511,472
GS Mortgage-Backed Securities Trust, 3.124%, 07/25/44 (b) (f)	391,416	376,911
JP Morgan Mortgage Trust
3.370%, 10/25/46 (b) (f)	332,662	310,561
3.424%, 06/25/29 (b) (f)	285,901	283,405
3.649%, 05/25/43 (b) (f)	381,915	371,574
Prudential Home Mortgage Securities
7.757%, 09/28/24 (b) (f)	834	771
7.900%, 04/28/22 (f)	9,439	9,108
PSMC Trust, 3.500%, 02/25/48 (b) (f) (j)	800,000	799,344
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b) (f)	572,000	562,705
4.000%, 08/25/56 (b) (f)	200,000	197,986
Sequoia Mortgage Trust
3.714%, 07/25/45 (b) (f)	466,831	465,158
3.875%, 01/25/45 (b) (f)	387,652	390,741
Structured Asset Mortgage Investments, Inc., 1.186%, 05/02/30 (b)	10,796	1,529
		5,114,278
Commercial Mortgage-Backed Securities (7.9%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	42,360	42,408
BB-UBS Trust, 4.026%, 11/05/36 (b) (f)	500,000	479,111
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	506,864
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	396,219
Hometown Commercial Mortgage, 5.506%, 11/11/38 (f)(h)	17,639	14,616
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	276,374	269,726
JPMorgan Chase Commercial Mortgage Securities Corp., 1.868%, 12/05/27 (b) (d) (f) (h)	3,339,382	97,516
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	227,990
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	148,945
One Market Plaza Trust, 3.614%, 02/10/32 (f)	500,000	504,064
UBS Commercial Mortgage Trust
3.580%, 12/15/50	500,000	499,029
3.724%, 06/15/50	1,500,000	1,496,349
Wells Fargo Commercial Mortgage Trust
3.637%, 06/15/48	625,000	630,333
2.814%, 08/15/49	540,000	508,053
Wells Fargo Commercial Mortgage Trust 2017-SMP, 2.530%, 12/15/34 (1-Month USD LIBOR + 0.750%) (b) (f) (h)	1,000,000	1,000,625
		6,821,848
Total other mortgage-backed securities (cost: $12,268,676)		11,936,126

Corporate Obligations (1.0%)
Communications (0.5%)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	425,000	421,545

See accompanying notes to investments in securities.

Financial (0.5%)
Real Estate Investment Trust — Residential (0.5%)
UDR, Inc., 4.000%, 10/01/25	400,000	$401,749
Total corporate obligations (cost: $824,278)		823,294
Total long-term debt securities (cost: $83,999,807)		83,145,413

	Shares	Value(a)
Short-Term Securities (12.4%)
Investment Companies (12.4%)
Federated Government Obligations Fund, current rate 1.510% (k)	2,300,000	$2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 1.580% (k)	6,075,886	6,075,886
STIT-Government & Agency Portfolio, current rate 1.520% (k)	2,300,000	2,300,000
Total short-term securities (cost: $10,675,886)		10,675,886
Total investments in securities (cost: $94,675,693) (l)		93,821,299
Liabilities in excess of cash and other assets (-9.2%)		(7,895,479)
Total net assets (100.0%)		$85,925,820

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of March 31, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $7,058,123.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2018, securities with an aggregate market value of $96,113 have been pledged to cover margin requirements for the following open futures contracts:

See accompanying notes to investments in securities.

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	June 2018	17	Short	$(2,161,604)	$(2,207,609)	$(46,005)
U.S. Long Bond	June 2018	25	Long	3,542,461	3,665,625	123,164
U.S. Ultra Bond	June 2018	3	Short	(460,045)	(481,406)	(21,361)
					$976,610	$55,798

(f)           Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)          Step rate security.

(h)         Illiquid security. (See Note 3.)

(i)             Foreign security: The Fund held 0.1% of net assets in foreign securities at March 31, 2018.

(j)            These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)         All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2018.

(l)             At March 31, 2018 the cost of investments for federal income tax purposes was $94,753,944. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$879,151
Gross unrealized depreciation	(1,755,998)
Net unrealized depreciation	$(876,847)

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (2.7%)
Hilton Worldwide Holdings, Inc.	43,000	$3,386,680

Financial (0.5%)
Summit Hotel Properties, Inc.	45,800	623,338

Real Estate (95.3%)
Diversified REITs (0.7%)
Gramercy Property Trust	41,000	890,930

Health Care REITs (3.8%)
HCP, Inc.	27,000	627,210
Healthcare Trust of America, Inc. - Class A	51,500	1,362,175
Ventas, Inc.	10,596	524,820
Welltower, Inc.	43,100	2,345,933
		4,860,138
Hotels & Resort REITs (5.1%)
Apple Hospitality REIT, Inc.	44,600	783,622
Host Hotels & Resorts, Inc.	197,446	3,680,393
RLJ Lodging Trust	36,700	713,448
Sunstone Hotel Investors, Inc.	89,200	1,357,624
		6,535,087
Industrial REITs (11.6%)
Duke Realty Corp.	141,500	3,746,920
First Industrial Realty Trust, Inc.	67,200	1,964,256
Liberty Property Trust	71,400	2,836,722
ProLogis, Inc.	101,881	6,417,484
		14,965,382
Office REITs (15.1%)
Alexandria Real Estate Equities, Inc.	43,500	5,432,715
Boston Properties, Inc.	16,183	1,994,069
Brandywine Realty Trust	39,300	624,084
Corporate Office Properties Trust	20,300	524,349
Cousins Properties, Inc.	128,600	1,116,248
Highwoods Properties, Inc.	40,100	1,757,182
Kilroy Realty Corp.	48,536	3,444,115
SL Green Realty Corp.	46,871	4,538,519
		19,431,281
Residential REITs (22.1%)
American Homes 4 Rent - Class A	71,400	1,433,712
AvalonBay Communities, Inc.	25,626	4,214,452
Camden Property Trust	37,900	3,190,422
Equity Lifestyle Properties, Inc.	12,600	1,105,902
Equity Residential	52,800	3,253,536
Essex Property Trust, Inc.	15,616	3,758,459
Invitation Homes, Inc.	131,500	3,002,145
Mid-America Apartment Communities, Inc.	11,200	1,021,888
Sun Communities, Inc.	44,900	4,102,513

See accompanying notes to investments in securities.

UDR, Inc.	91,500	$3,259,230
		28,342,259
Retail REITs (15.2%)
Agree Realty Corp.	35,800	1,719,832
Federal Realty Investment Trust	21,400	2,484,754
GGP, Inc.	111,900	2,289,474
Kimco Realty Corp.	26,000	374,400
National Retail Properties, Inc.	23,500	922,610
Realty Income Corp.	24,900	1,288,077
Regency Centers Corp.	35,814	2,112,310
Simon Property Group, Inc.	54,379	8,393,398
		19,584,855
Specialized REITs (21.7%)
American Tower Corp.	4,300	624,962
CyrusOne, Inc.	62,600	3,205,746
Digital Realty Trust, Inc.	48,300	5,089,854
Equinix, Inc.	18,534	7,749,807
Extra Space Storage, Inc.	33,400	2,917,824
Public Storage	22,200	4,448,658
SBA Communications Corp. (b)	13,400	2,290,328
STORE Capital Corp.	62,400	1,548,768
		27,875,947
Total common stocks (cost: $127,754,526)		126,495,897

Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	1,954,569	1,954,569
Total short-term securities (cost: $1,954,569)		1,954,569
Total investments in securities (cost: $129,709,095) (c)		128,450,466
Cash and other assets in excess of liabilities (0.0%)		33,218
Total net assets (100.0%)		$128,483,684

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          At March 31, 2018 the cost of investments for federal income tax purposes was $130,083,043. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$5,563,756
Gross unrealized depreciation	(7,196,333)
Net unrealized depreciation	$(1,632,577)

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (12.8%)
Automobiles (2.3%)
Ferrari NV (b)	97,129	$11,705,987

Internet & Catalog Retail (5.5%)
Amazon.com, Inc. (c)	16,561	23,969,398
Booking Holdings, Inc. (c)	1,800	3,744,702
		27,714,100
Media (0.7%)
Comcast Corp. - Class A	109,200	3,731,364

Specialty Retail (4.3%)
The Home Depot, Inc.	123,900	22,083,936

Consumer Staples (2.6%)
Beverages (1.2%)
Monster Beverage Corp. (c)	103,600	5,926,956

Food & Staples Retailing (0.1%)
Walmart, Inc.	5,883	523,410

Tobacco (1.3%)
Philip Morris International, Inc.	68,800	6,838,720

Energy (1.8%)
Energy Equipment & Services (1.8%)
Halliburton Co.	193,715	9,092,982

Financial (11.1%)
Capital Markets (9.6%)
CME Group, Inc.	135,000	21,834,900
S&P Global, Inc.	57,895	11,061,419
The Charles Schwab Corp.	306,800	16,021,096
		48,917,415
Commercial Banks (1.5%)
Citigroup, Inc.	110,100	7,431,750

Health Care (9.9%)
Biotechnology (0.9%)
Alexion Pharmaceuticals, Inc. (c)	26,000	2,897,960
Vertex Pharmaceuticals, Inc. (c)	10,434	1,700,533
		4,598,493
Health Care Equipment & Supplies (3.8%)
ABIOMED, Inc. (c)	11,200	3,259,088
Danaher Corp.	77,200	7,558,652
Intuitive Surgical, Inc. (c)	20,800	8,586,864
		19,404,604

See accompanying notes to investments in securities.

Health Care Providers & Services (2.0%)
UnitedHealth Group, Inc.	46,500	$9,951,000

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	29,800	1,884,850
Zoetis, Inc.	175,200	14,630,952
		16,515,802
Industrials (14.3%)
Aerospace & Defense (4.4%)
Lockheed Martin Corp.	40,301	13,618,917
Northrop Grumman Corp.	25,602	8,938,170
		22,557,087
Electrical Equipment (0.8%)
Emerson Electric Co.	55,500	3,790,650

Machinery (6.1%)
Caterpillar, Inc.	112,400	16,565,512
Parker Hannifin Corp.	16,400	2,804,892
Stanley Black & Decker, Inc.	77,400	11,857,680
		31,228,084
Road & Rail (3.0%)
JB Hunt Transport Services, Inc.	62,000	7,263,300
Union Pacific Corp.	58,842	7,910,130
		15,173,430
Information Technology (46.2%)
Computers & Peripherals (4.4%)
Apple, Inc.	131,421	22,049,815

Internet Software & Services (7.6%)
Alphabet, Inc. - Class A (c)	12,000	12,445,680
Alphabet, Inc. - Class C (c)	11,144	11,498,268
Facebook, Inc. - Class A (c)	92,659	14,805,981
		38,749,929
IT Services (14.1%)
FleetCor Technologies, Inc. (c)	19,400	3,928,500
Mastercard, Inc. - Class A	137,300	24,049,468
PayPal Holdings, Inc. (c)	305,000	23,140,350
Visa, Inc. - Class A	173,400	20,742,108
		71,860,426
Semiconductors & Semiconductor Equipment (4.8%)
Applied Materials, Inc.	108,600	6,039,246
Lam Research Corp.	65,438	13,294,384
Microchip Technology, Inc.	56,529	5,164,490
		24,498,120
Software (15.3%)
Adobe Systems, Inc. (c)	96,400	20,830,112
Electronic Arts, Inc. (c)	103,500	12,548,340
Microsoft Corp.	272,500	24,871,075

See accompanying notes to investments in securities.

Salesforce.com, Inc. (c)	167,652	$19,497,928
		77,747,455
Real Estate (0.9%)
Specialized REITs (0.9%)
American Tower Corp.	29,100	4,229,394
Total common stocks (cost: $348,863,875)		506,320,909

Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	2,665,603	2,665,603
Total short-term securities (cost: $2,665,603)		2,665,603
Total investments In securities (cost: $351,529,478) (d)		508,986,512
Liabilities in excess of cash and other assets (-0.1%)		(291,835)
Total net assets (100.0%)		$508,694,677

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 2.3% of net assets in foreign securities at March 31, 2018.

(c)          Non-income producing security.

(d)         At March 31, 2018 the cost of investments for federal income tax purposes was $351,667,103. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$162,565,270
Gross unrealized depreciation	(5,245,861)
Net unrealized appreciation	$157,319,409

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (16.9%)
Auto Components (1.0%)
Visteon Corp. (c)	17,516	$1,930,964

Distributors (1.9%)
Pool Corp.	24,402	3,568,060

Hotels, Restaurants & Leisure (4.8%)
Dave & Buster’s Entertainment, Inc. (c)	4,600	192,004
Hilton Grand Vacations, Inc. (c)	68,800	2,959,776
Texas Roadhouse, Inc.	51,000	2,946,780
Wingstop, Inc.	64,133	3,029,002
		9,127,562
Household Durables (1.8%)
Installed Building Products, Inc. (c)	55,446	3,329,532

Media (0.8%)
Nexstar Media Group, Inc. - Class A	23,000	1,529,500

Multiline Retail (1.2%)
Ollie’s Bargain Outlet Holdings, Inc. (c)	37,300	2,249,190

Specialty Retail (5.4%)
At Home Group, Inc. (c)	63,600	2,037,744
Burlington Stores, Inc. (c)	27,400	3,648,310
Caleres, Inc.	48,032	1,613,875
Five Below, Inc. (c)	25,900	1,899,506
The Children’s Place, Inc.	7,700	1,041,425
		10,240,860
Consumer Staples (0.9%)
Food & Staples Retailing (0.9%)
Sprouts Farmers Market, Inc. (c)	73,700	1,729,739

Energy (3.9%)
Energy Equipment & Services (1.7%)
Keane Group, Inc. (c)	103,600	1,533,280
RPC, Inc.	93,700	1,689,411
		3,222,691
Oil, Gas & Consumable Fuels (2.2%)
Centennial Resource Development, Inc. - Class A (c)	114,372	2,098,726
Matador Resources Co. (c)	30,700	918,237
PDC Energy, Inc. (c)	22,500	1,103,175
		4,120,138
Financial (8.0%)
Capital Markets (1.9%)
Evercore, Inc.	20,300	1,770,160
LPL Financial Holdings, Inc.	29,100	1,777,137
		3,547,297
Commercial Banks (5.6%)
Ameris Bancorp	43,500	2,301,150

See accompanying notes to investments in securities.

Heritage Financial Corp.	37,000	$1,132,200
Home BancShares, Inc.	92,500	2,109,925
SVB Financial Group (c)	7,400	1,776,074
Western Alliance Bancorp (c)	56,200	3,265,782
		10,585,131
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (c)	3,017	990,029

Health Care (17.3%)
Health Care Equipment & Supplies (7.5%)
Inogen, Inc. (c)	18,355	2,254,728
iRhythm Technologies, Inc. (c)	29,300	1,844,435
K2M Group Holdings, Inc. (c)	116,414	2,206,046
Nevro Corp. (c)	27,951	2,422,513
Novocure, Ltd. (b) (c)	80,400	1,752,720
Penumbra, Inc. (c)	19,711	2,279,577
Tactile Systems Technology, Inc. (c)	44,600	1,418,280
		14,178,299
Health Care Providers & Services (9.2%)
Acadia Healthcare Co., Inc. (c)	64,746	2,536,749
AMN Healthcare Services, Inc. (c)	95,595	5,425,016
Envision Healthcare Corp. (c)	33,200	1,275,876
HealthEquity, Inc. (c)	49,500	2,996,730
LHC Group, Inc. (c)	31,300	1,926,828
Teladoc, Inc. (c)	80,064	3,226,579
		17,387,778
Pharmaceuticals (0.6%)
Aerie Pharmaceuticals, Inc. (c)	13,991	759,012
Optinose, Inc. (c)	19,881	398,017
		1,157,029
Industrials (21.1%)
Aerospace & Defense (3.7%)
Hexcel Corp.	37,600	2,428,584
Mercury Systems, Inc. (c)	94,100	4,546,912
		6,975,496
Air Freight & Logistics (2.9%)
Air Transport Services Group, Inc. (c)	70,800	1,651,056
XPO Logistics, Inc. (c)	38,300	3,899,323
		5,550,379
Commercial Services & Supplies (2.1%)
Healthcare Services Group, Inc.	42,000	1,826,160
The Brink’s Co.	30,200	2,154,770
		3,980,930

See accompanying notes to investments in securities.

Construction & Engineering (1.9%)
Dycom Industries, Inc. (c)	33,700	$3,627,131

Electrical Equipment (1.4%)
Woodward, Inc.	38,000	2,723,080

Machinery (4.1%)
John Bean Technologies Corp.	31,500	3,572,100
RBC Bearings, Inc. (c)	15,883	1,972,669
The Timken Co.	46,098	2,102,069
		7,646,838
Road & Rail (1.3%)
Knight-Swift Transportation Holdings, Inc.	54,400	2,502,944

Trading Companies & Distributors (3.7%)
Beacon Roofing Supply, Inc. (c)	70,177	3,724,293
Watsco, Inc.	17,506	3,168,061
		6,892,354
Information Technology (28.0%)
Internet Software & Services (6.3%)
Apptio, Inc. Class A (c)	45,000	1,275,300
Envestnet, Inc. (c)	32,000	1,833,600
Five9, Inc. (c)	92,900	2,767,491
Mimecast, Ltd. (b)(c)	48,500	1,718,355
New Relic, Inc. (c)	23,200	1,719,584
Q2 Holdings, Inc. (c)	58,594	2,668,957
		11,983,287
IT Services (3.6%)
Booz Allen Hamilton Holding Corp.	103,335	4,001,131
InterXion Holding NV (b) (c)	44,500	2,763,895
		6,765,026
Semiconductors & Semiconductor Equipment (3.7%)
Integrated Device Technology, Inc. (c)	67,700	2,068,912
Monolithic Power Systems, Inc.	22,700	2,627,979
Power Integrations, Inc.	34,632	2,367,097
		7,063,988
Software (14.4%)
Ellie Mae, Inc. (c)	21,000	1,930,740
Globant SA (b) (c)	45,800	2,360,532
HubSpot, Inc. (c)	27,300	2,956,590
Paycom Software, Inc. (c)	32,955	3,539,037
Proofpoint, Inc. (c)	30,244	3,437,231
The Ultimate Software Group, Inc. (c)	16,322	3,977,671
Tyler Technologies, Inc. (c)	15,199	3,206,381
Varonis Systems, Inc. (c)	41,500	2,510,750
Zendesk, Inc. (c)	65,700	3,145,059

See accompanying notes to investments in securities.

Zscaler, Inc. (c)	3,585	$100,631
		27,164,622
Materials (1.7%)
Construction Materials (1.7%)
Summit Materials, Inc. - Class A (c)	59,764	1,809,654
US Concrete, Inc. (c)	24,530	1,481,612
		3,291,266
Real Estate (0.6%)
Real Estate Services (0.6%)
RE/MAX Holdings, Inc. - Class A	17,800	1,076,010
Total common stocks (cost: $139,316,073)		186,137,150

Short-Term Securities (1.8%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	3,313,486	3,313,486
Total short-term securities (cost: $3,313,486)		3,313,486
Total investments in securities (cost: $142,629,559) (d)		189,450,636
Liabilities in excess of cash and other assets (-0.2%)		(283,801)
Total net assets (100.0%)		$189,166,835

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 4.5% of net assets in foreign securities at March 31, 2018.

(c)          Non-income producing security.

(d)         At March 31, 2018 the cost of investments for federal income tax purposes was $142,681,279. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$49,110,347
Gross unrealized depreciation	(2,340,990)
Net unrealized appreciation	$46,769,357

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (4.7%)
Auto Components (0.8%)
Magna International, Inc. (b)	29,662	$1,671,454

Automobiles (0.1%)
General Motors Co.	2,800	101,752

Hotels, Restaurants & Leisure (1.1%)
Caesars Entertainment Corp. (c)	2,433	27,371
MGM Resorts International	21,500	752,930
Norwegian Cruise Line Holdings, Ltd. (b)(c)	30,982	1,641,117
		2,421,418
Household Durables (0.6%)
Lennar Corp. - Class A	23,289	1,372,653

Internet & Catalog Retail (1.2%)
Booking Holdings, Inc. (c)	1,020	2,121,998
Expedia Group, Inc.	3,100	342,271
		2,464,269
Media (0.9%)
The Walt Disney Co.	1,300	130,572
Time Warner, Inc.	4,100	387,778
Twenty-First Century Fox, Inc. - Class B	40,300	1,465,711
		1,984,061
Consumer Staples (10.2%)
Food & Staples Retailing (2.6%)
CVS Health Corp.	26,400	1,642,344
Walmart, Inc.	43,100	3,834,607
		5,476,951
Food Products (5.2%)
Bunge, Ltd. (b)	28,274	2,090,579
Tyson Foods, Inc. - Class A	124,458	9,109,081
		11,199,660
Tobacco (2.4%)
Philip Morris International, Inc.	50,769	5,046,439

Energy (8.0%)
Oil, Gas & Consumable Fuels (8.0%)
Andeavor	6,260	629,506
Canadian Natural Resources, Ltd. (b)	8,500	267,495
Chevron Corp.	33,830	3,857,973
EOG Resources, Inc.	20,612	2,169,825
Hess Corp.	15,800	799,796
Marathon Petroleum Corp.	23,880	1,745,867
Occidental Petroleum Corp.	2,272	147,589
Plains GP Holdings L.P. Class A (c)	2,000	43,500
TOTAL SA ADR (b)	65,381	3,771,830
TransCanada Corp. (b)	73,171	3,022,694

See accompanying notes to investments in securities.

Valero Energy Corp.	6,600	$612,282
		17,068,357
Financial (24.6%)
Capital Markets (4.7%)
Intercontinental Exchange, Inc.	30,232	2,192,425
Morgan Stanley	102,376	5,524,209
State Street Corp.	13,198	1,316,236
The Bank of New York Mellon Corp.	19,374	998,342
		10,031,212
Commercial Banks (13.4%)
Bank of America Corp.	85,820	2,573,742
Citigroup, Inc.	29,248	1,974,240
Fifth Third Bancorp	61,527	1,953,482
First Republic Bank	10,400	963,144
JPMorgan Chase & Co.	87,599	9,633,262
KeyCorp	106,033	2,072,945
SunTrust Banks, Inc.	13,100	891,324
The PNC Financial Services Group, Inc.	22,388	3,385,961
US Bancorp	15,600	787,800
Wells Fargo & Co.	82,075	4,301,551
		28,537,451
Consumer Finance (1.0%)
Synchrony Financial	64,433	2,160,439

Insurance (5.5%)
American International Group, Inc.	44,011	2,395,079
Chubb, Ltd. (b)	29,863	4,084,363
Marsh & McLennan Cos., Inc.	31,370	2,590,848
MetLife, Inc.	34,251	1,571,778
Willis Towers Watson PLC (b)	7,800	1,187,082
		11,829,150
Health Care (14.9%)
Biotechnology (0.5%)
Gilead Sciences, Inc.	13,937	1,050,710

Health Care Equipment & Supplies (5.9%)
Abbott Laboratories	11,318	678,175
Becton Dickinson and Co.	12,861	2,786,979
Danaher Corp.	28,247	2,765,664
Hologic, Inc. (c)	30,192	1,127,973
Medtronic PLC (b)	26,888	2,156,955
Stryker Corp.	13,040	2,098,397
The Cooper Cos., Inc.	4,250	972,442
		12,586,585
Health Care Providers & Services (2.0%)
Aetna, Inc.	7,236	1,222,884
Anthem, Inc.	6,896	1,515,051
Cigna Corp.	2,700	452,898
UnitedHealth Group, Inc.	4,500	963,000
		4,153,833

See accompanying notes to investments in securities.

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	25,246	$1,688,958
Thermo Fisher Scientific, Inc.	7,672	1,583,961
		3,272,919
Pharmaceuticals (5.0%)
Johnson & Johnson	21,159	2,711,526
Merck & Co., Inc.	52,009	2,832,930
Perrigo Co. PLC (b)	9,522	793,563
Pfizer, Inc.	102,724	3,645,675
Roche Holding AG (b)	3,245	742,460
		10,726,154
Industrials (8.4%)
Aerospace & Defense (3.0%)
Northrop Grumman Corp.	7,200	2,513,664
The Boeing Co.	11,766	3,857,836
		6,371,500
Airlines (2.0%)
American Airlines Group, Inc.	42,915	2,229,863
Delta Air Lines, Inc.	36,286	1,988,836
		4,218,699
Building Products (0.8%)
Johnson Controls International PLC (b)	51,179	1,803,548

Commercial Services & Supplies (0.1%)
Stericycle, Inc. (c)	4,714	275,910

Industrial Conglomerates (1.4%)
3M Co.	900	197,568
General Electric Co.	1,100	14,828
Honeywell International, Inc.	8,774	1,267,931
Roper Technologies, Inc.	5,581	1,566,531
		3,046,858
Machinery (1.1%)
PACCAR, Inc.	2,200	145,574
Stanley Black & Decker, Inc.	13,900	2,129,480
		2,275,054
Information Technology (14.0%)
Communications Equipment (2.3%)
Cisco Systems, Inc.	81,843	3,510,246
Harris Corp.	7,975	1,286,208
		4,796,454
Electronic Equipment, Instruments & Components (1.8%)
Corning, Inc.	31,000	864,280
Keysight Technologies, Inc. (c)	38,719	2,028,488
TE Connectivity, Ltd. (b)	10,152	1,014,185
		3,906,953
Semiconductors & Semiconductor Equipment (4.5%)
Applied Materials, Inc.	25,732	1,430,957

See accompanying notes to investments in securities.

Broadcom, Ltd. (b)	13,542	$3,191,172
Intel Corp.	25,300	1,317,624
Maxim Integrated Products, Inc.	10,500	632,310
Microchip Technology, Inc.	4,100	374,576
QUALCOMM, Inc.	17,175	951,667
Texas Instruments, Inc.	16,856	1,751,170
		9,649,476
Software (5.4%)
Microsoft Corp.	110,200	10,057,954
Synopsys, Inc. (c)	18,651	1,552,509
		11,610,463
Materials (3.7%)
Chemicals (2.0%)
CF Industries Holdings, Inc.	37,100	1,399,783
DowDuPont, Inc.	36,032	2,295,599
PPG Industries, Inc.	5,200	580,320
		4,275,702
Containers & Packaging (1.7%)
International Paper Co.	66,297	3,542,248

Real Estate (2.1%)
Office REITs (0.1%)
SL Green Realty Corp.	2,200	213,026

Specialized REITs (2.0%)
Crown Castle International Corp.	32,000	3,507,520
Weyerhaeuser Co.	25,500	892,500
		4,400,020
Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
Verizon Communications, Inc.	61,844	2,957,380

Utilities (6.5%)
Electric Utilities (4.9%)
American Electric Power Co., Inc.	1,600	109,744
Entergy Corp.	16,470	1,297,507
Eversource Energy	21,581	1,271,552
NextEra Energy, Inc.	22,621	3,694,688
PG&E Corp. (c)	37,687	1,655,590
The Southern Co.	16,265	726,395
Westar Energy, Inc.	31,435	1,653,167
Xcel Energy, Inc.	2,500	113,700
		10,522,343
Multi-Utilities (1.6%)
NiSource, Inc.	21,766	520,425
Sempra Energy	25,100	2,791,622
		3,312,047

Total common stocks (cost: $193,552,334)		210,333,148

See accompanying notes to investments in securities.

Preferred Stocks (0.9%)
Health Care (0.2%)
Becton Dickinson and Co., 6.125%	8,949	$522,890

Telecommunication Services (0.2%)
Sempra Energy Series A, 6.000%	4,348	445,105

Utilities (0.5%)
NextEra Energy, Inc., 6.123%	16,937	976,587
Total preferred stocks (cost: $1,721,251)		1,944,582

Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	322,425	322,425
T. Rowe Price Reserve Investment Fund, current rate 1.597%	1,000	1,000
Total short-term securities (cost: $323,425)		323,425
Total investments in securities (cost: $195,597,010) (d)		212,601,155
Cash and other assets in excess of liabilities (0.4%)		755,511
Total net assets (100.0%)		$213,356,666

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 12.9% of net assets in foreign securities at March 31, 2018.

(c)          Non-income producing security.

(d)         At March 31, 2018 the cost of investments for federal income tax purposes was $196,735,621. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$20,338,188
Gross unrealized depreciation	(4,472,654)
Net unrealized appreciation	$15,865,534

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Consumer Discretionary (11.9%)
Hotels, Restaurants & Leisure (2.1%)
Aramark	30,769	$1,217,222
McDonald’s Corp.	8,141	1,273,089
		2,490,311
Internet & Catalog Retail (1.5%)
Booking Holdings, Inc. (b)	836	1,739,206

Media (1.6%)
Comcast Corp. - Class A	56,295	1,923,600

Multiline Retail (1.4%)
Dollar Tree, Inc. (b)	16,902	1,604,000

Specialty Retail (2.3%)
O’Reilly Automotive, Inc. (b)	3,459	855,687
The TJX Cos., Inc.	22,264	1,815,852
		2,671,539
Textiles, Apparel & Luxury Goods (3.0%)
NIKE, Inc. - Class B	30,213	2,007,352
VF Corp.	21,263	1,576,014
		3,583,366
Consumer Staples (7.9%)
Beverages (2.2%)
Constellation Brands, Inc. - Class A	5,950	1,356,124
Monster Beverage Corp. (b)	21,516	1,230,930
		2,587,054
Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	8,925	1,681,738
Walmart, Inc.	19,054	1,695,234
		3,376,972
Household Products (1.6%)
Colgate-Palmolive Co.	26,219	1,879,378

Personal Care (1.3%)
The Estee Lauder Cos., Inc. - Class A	10,215	1,529,390

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Continental Resources, Inc. (b)	16,082	948,034
EOG Resources, Inc.	17,423	1,834,119
		2,782,153
Financial (15.8%)
Commercial Banks (9.5%)
Bank of America Corp.	118,113	3,542,209
Fifth Third Bancorp	33,856	1,074,928
JPMorgan Chase & Co.	32,137	3,534,106
The PNC Financial Services Group, Inc.	20,306	3,071,079
		11,222,322

See accompanying notes to investments in securities.

Consumer Finance (2.4%)
Capital One Financial Corp.	15,923	$1,525,742
Synchrony Financial	36,394	1,220,291
		2,746,033
Insurance (3.9%)
Athene Holding, Ltd. - Class A (b)(c)	15,181	725,804
Chubb, Ltd. (c)	16,248	2,222,239
The Allstate Corp.	17,558	1,664,498
		4,612,541
Health Care (15.9%)
Health Care Equipment & Supplies (5.4%)
Abbott Laboratories	23,681	1,418,966
Baxter International, Inc.	24,311	1,581,187
Danaher Corp.	10,065	985,464
Hologic, Inc. (b)	18,445	689,105
Medtronic PLC (c)	21,037	1,687,588
		6,362,310
Health Care Providers & Services (4.5%)
Aetna, Inc.	8,449	1,427,881
Laboratory Corp. of America Holdings (b)	7,637	1,235,285
UnitedHealth Group, Inc.	12,094	2,588,116
		5,251,282
Life Sciences Tools & Services (1.3%)
Thermo Fisher Scientific, Inc.	7,701	1,589,949

Pharmaceuticals (4.7%)
Allergan PLC (c)	6,739	1,134,106
Bristol-Myers Squibb Co.	21,413	1,354,372
Eli Lilly & Co.	20,127	1,557,226
Merck & Co., Inc.	26,657	1,452,007
		5,497,711
Industrials (11.4%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	4,652	1,027,627
The Boeing Co.	6,942	2,276,143
		3,303,770
Air Freight & Logistics (1.4%)
FedEx Corp.	6,601	1,584,966

Building Products (0.8%)
Fortune Brands Home & Security, Inc.	16,257	957,375

Commercial Services & Supplies (1.0%)
Republic Services, Inc.	18,396	1,218,367

Electrical Equipment (1.2%)
AMETEK, Inc.	17,892	1,359,255

Machinery (2.1%)
Illinois Tool Works, Inc.	9,184	1,438,765
Snap-On, Inc.	7,282	1,074,386
		2,513,151

See accompanying notes to investments in securities.

Professional Services (1.3%)
Equifax, Inc.	5,358	$631,226
IHS Markit, Ltd. (b) (c)	17,946	865,715
		1,496,941
Road & Rail (0.8%)
Norfolk Southern Corp.	7,233	982,097

Information Technology (25.4%)
Communications Equipment (1.0%)
Motorola Solutions, Inc.	11,615	1,223,060

Computers & Peripherals (3.9%)
Apple, Inc.	16,758	2,811,657
NetApp, Inc.	28,420	1,753,230
		4,564,887
Electronic Equipment, Instruments & Components (0.6%)
CDW Corp.	10,646	748,520

Internet Software & Services (8.0%)
Alphabet, Inc. - Class A (b)	3,081	3,195,429
Alphabet, Inc. - Class C (b)	744	767,652
eBay, Inc. (b)	26,905	1,082,657
Facebook, Inc. - Class A (b)	15,832	2,529,795
GoDaddy, Inc. - Class A (b)	29,031	1,783,084
		9,358,617
IT Services (4.6%)
Leidos Holdings, Inc.	13,551	886,235
Mastercard, Inc. - Class A	19,027	3,332,769
Total System Services, Inc.	13,140	1,133,457
		5,352,461
Semiconductors & Semiconductor Equipment (2.5%)
Lam Research Corp.	5,380	1,093,001
ON Semiconductor Corp. (b)	34,539	844,824
Teradyne, Inc.	23,006	1,051,604
		2,989,429
Software (4.8%)
Microsoft Corp.	30,076	2,745,037
Salesforce.com, Inc. (b)	10,095	1,174,048
SS&C Technologies Holdings, Inc.	15,741	844,347
Workday, Inc. - Class A (b)	7,256	922,310
		5,685,742
Materials (2.2%)
Chemicals (2.2%)
DowDuPont, Inc.	17,984	1,145,761
Ecolab, Inc.	10,888	1,492,418
		2,638,179

See accompanying notes to investments in securities.

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
Verizon Communications, Inc.	40,325	$1,928,341

Utilities (4.9%)
Electric Utilities (4.9%)
American Electric Power Co., Inc.	27,156	1,862,630
NextEra Energy, Inc.	15,581	2,544,845
Pinnacle West Capital Corp.	17,780	1,418,844
		5,826,319
Total common stocks (cost: $107,651,124)		117,180,594

Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.580%	716,353	716,353
Total short-term securities (cost: $716,353)		716,353
Total investments in securities (cost: $108,367,477) (d)		117,896,947
Liabilities in excess of cash and other assets (0.0%)		(54,340)
Total net assets (100.0%)		$117,842,607

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 5.6% of net assets in foreign securities at March 31, 2018.

(d)         At March 31, 2018 the cost of investments for federal income tax purposes was $108,426,366. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$11,104,170
Gross unrealized depreciation	(1,633,589)
Net unrealized appreciation	$9,470,581

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

March 31, 2018

(Unaudited)

(1)              Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Advantus Bond Fund	✓	✓
SFT Advantus Dynamic Managed Volatility Fund	NA	✓
SFT Advantus Government Money Market Fund	NA	✓
SFT Advantus Index 400 Mid-Cap Fund	✓	✓
SFT Advantus Index 500 Fund	✓	✓
SFT Advantus International Bond Fund	✓	✓
SFT Advantus Managed Volatility Equity Fund	NA	✓
SFT Advantus Mortgage Securities Fund	✓	✓
SFT Advantus Real Estate Securities Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Advantus Capital Management, Inc. (“Advantus Capital”), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)              Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee (the “Valuation Committee “) under the supervision of the Trust’s Board of Trustees (the “Board “) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Advantus Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Advantus Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2018, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2018, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $7,453,737, $1,020,268 and $7,104,448, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the three-month period ended March 31, 2018, the Funds engaged in cross-trades, which resulted in the following net realized losses:

	Purchases	Sales	Net Realized (Losses)
SFT T. Rowe Price Value Fund	$—	$182,305	$(26,501)

(3)              Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At March 31, 2018, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, and SFT Advantus Mortgage Securities Fund held illiquid securities of $10,400,003, $2,985,515, and $1,719,561, respectively, which represent 2.7%, 0.8%, and 2.0% of net assets, respectively. Pursuant to guidelines adopted by the Board, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of March 31, 2018:

	Acquisition
Security	Date	Cost
SFT Advantus Bond Fund
AXIS Equipment Finance Receivables IV LLC	02/16/2018	$2,150,000
Citigroup Commercial Mortgage Trust 2018-TBR	01/19/2018	4,000,000
FAN Engine Securitization, Ltd.	10/18/2013	212,139
Hometown Commercial Mortgage	Various	61,835
PFS Financing Corp.	02/06/2018	2,500,000
Wells Fargo Commercial Mortgage Trust 2017-SMP	03/29/2018	1,501,406
		$10,425,380

SFT Advantus Dynamic Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,556
Goodman US Finance Four LLC	09/19/2017	499,213
Longtrain Leasing III LLC, 2015 - 1A Class A2	01/23/2015	999,584
Pacific Life Insurance Co.	10/17/2017	999,162
		$2,996,515

SFT Advantus Mortgage Securities Fund
FAN Engine Securitization, Ltd.	10/18/2013	$56,734
Hometown Commercial Mortgage	11/28/2006	17,783
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	100,826
PFS Financing Corp.	02/06/2018	550,000
Wells Fargo Commercial Mortgage Trust 2017-SMP	03/29/2018	1,000,938
		$1,726,281

(4)              Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended March 31, 2018, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2018 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$125,058,179	$—	$125,058,179
Asset-Backed Securities	—	35,037,824	—	35,037,824
Other Mortgage-Backed Securities	—	38,820,686	—	38,820,686
Corporate Obligations	—	178,525,851	—	178,525,851
Investment Companies	8,791,072	—	—	8,791,072
Total Investments	8,791,072	377,442,540	—	386,233,612

Other Financial Instruments*
Futures Contracts	1,239,424	—	—	1,239,424

Liabilities
Other Financial Instruments*
Futures Contracts	(1,161,264)	—	—	(1,161,264)

SFT Advantus Dynamic Managed Volatility Fund
Assets
Government Obligations	—	2,876,312	—	2,876,312
Asset-Backed Securities	—	1,014,447	—	1,014,447
Other Mortgage-Backed Securities	—	1,022,114	—	1,022,114
Corporate Obligations	—	135,268,662	—	135,268,662
Purchased Options	1,546,364	—	—	1,546,364
Investment Companies	237,210,996	—	—	237,210,996
Total Investments	238,757,360	140,181,535	—	378,938,895

Other Financial Instruments*
Futures Contracts	2,041,722	—	—	2,041,722

Liabilities
Other Financial Instruments*
Futures Contracts	(225,614)	—	—	(225,614)

SFT Advantus Government Money Market Fund
Assets
U.S. Government Obligations	—	67,983,725	—	67,983,725
Investment Companies	537,262	—	—	537,262
Total Investments	537,262	67,983,725	—	68,520,987

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	212,368,867	—	—	212,368,867
Investment Companies	8,289,347	—	—	8,289,347
Total Investments	220,658,214	—	—	220,658,214

Liabilities
Other Financial Instruments*
Futures Contracts	(229,980)	—	—	(229,980)

SFT Advantus Index 500 Fund
Assets
Common Stocks	847,593,887	—	—	847,593,887
Investment Companies	11,116,208	—	—	11,116,208
Total Investments	858,710,095	—	—	858,710,095

Liabilities
Other Financial Instruments*
Futures Contracts	(408,516)	—	—	(408,516)

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	53,991,162	—	53,991,162
Short-Term Debt Securities	—	46,203,220	—	46,203,220
Investment Companies	2,742,162	—	—	2,742,162
Total Investments	2,742,162	100,194,382	—	102,936,544

Other Financial Instruments*
Forward Foreign Currency Contracts	—	509,239	—	509,239

Interest Rate Swap Contracts	—	641,830	—	641,830

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,136,916)	—	(2,136,916)

Interest Rate Swap Contracts	—	(404,823)	—	(404,823)

SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	275,697,723	—	—	275,697,723
Purchased Options	243,800	—	—	243,800
Total Investments	275,941,523	—	—	275,941,523

Liabilities
Other Financial Instruments*
Written Options	(74,600)	—	—	(74,600)

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	61,931,403	—	61,931,403
Asset-Backed Securities	—	8,454,590	—	8,454,590
Other Mortgage-Backed Securities	—	11,936,126	—	11,936,126
Corporate Obligations	—	823,294	—	823,294
Investment Companies	10,675,886	—	—	10,675,886
Total Investments	10,675,886	83,145,413	—	93,821,299

Other Financial Instruments*
Futures Contracts	123,164	—	—	123,164

Liabilities
Other Financial Instruments*
Futures Contracts	(67,366)	—	—	(67,366)

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	126,495,897	—	—	126,495,897
Investment Companies	1,954,569	—	—	1,954,569
Total Investments	128,450,466	—	—	128,450,466

SFT IvySM Growth Fund
Assets
Common Stocks	506,320,909	—	—	506,320,909
Investment Companies	2,665,603	—	—	2,665,603
Total Investments	508,986,512	—	—	508,986,512

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	186,137,150	—	—	186,137,150
Investment Companies	3,313,486	—	—	3,313,486
Total Investments	189,450,636	—	—	189,450,636

SFT T. Rowe Price Value Fund
Assets
Common Stocks	210,333,148	—	—	210,333,148
Preferred Stocks	1,944,582	—	—	1,944,582
Investment Companies	323,425	—	—	323,425
Total Investments	212,601,155	—	—	212,601,155

SFT Wellington Core Equity Fund
Assets
Common Stocks	117,180,594	—	—	117,180,594
Investment Companies	716,353	—	—	716,353
Total Investments	117,896,947	—	—	117,896,947

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)              Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500 and SFT Advantus Index 400 Mid-Cap Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)                              Subsequent Events

On May 1, 2018, Advantus Capital changed its name to Securian Asset Management, Inc. As a result, the term “Advantus” was removed from the name for all of the Funds. In addition, the Bond Fund was renamed “Core Bond Fund”.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  May 21, 2018